                                              Filed pursuant to Rule 497(c)
                                              of the Securities Act of 1933
                                              File Nos. 33-39888 and 811-6313
--------------------------------------------------------------------------------

                       FLEXIBLE PAYMENT VARIABLE ANNUITY
                                   CONTRACTS
--------------------------------------------------------------------------------

                                   ISSUED BY
                    FIRST SUNAMERICA LIFE INSURANCE COMPANY
                               IN CONNECTION WITH
                          VARIABLE ANNUITY ACCOUNT ONE

                               CORPORATE OFFICE:
                          733 THIRD AVENUE, 4TH FLOOR
                            NEW YORK, NEW YORK 10017

CORRESPONDENCE ACCOMPANIED                      ALL OTHER CORRESPONDENCE,
BY PAYMENTS:                                    ADMINISTRATIVE SERVICE CENTER:
  P.O. BOX 100357                               P.O. BOX 54299
  PASADENA, CALIFORNIA 91189-0357               LOS ANGELES, CA 90054-0299
                                                TELEPHONE NUMBER: (800) 99-NYSUN

     The Contracts offered by this Prospectus provide for accumulation of Contract Values and payment of annuity benefits on a variable basis. The Contracts are available for both Qualified and Nonqualified Plans. (See "Taxes").

     Purchase Payments under the Contracts may be allocated among the Divisions of the Separate Account, and/or to the Fixed Account option funded through the Company's General Account. Each of the twelve Divisions of the Separate Account described in this Prospectus are invested solely in the shares of one of the following currently available portfolios of Anchor Series Trust:

    - Foreign Securities Portfolio                   - Multi-Asset Portfolio
    - Capital Appreciation Portfolio                 - High Yield Portfolio
    - Growth Portfolio                               - Target '98 Portfolio
    - Natural Resources Portfolio                    - Fixed Income Portfolio
    - Growth and Income Portfolio                    - Government and Quality Bond Portfolio
      (formerly the Convertible Securities           - Money Market Portfolio
         Portfolio)
    - Strategic Multi-Asset Portfolio

Additional Portfolios may be made available in the future.

     The Fixed Account option pays a fixed rate of interest declared by the Company for one year from the date amounts are allocated to it.

     This Prospectus concisely sets forth the information a prospective investor ought to know before investing. PLEASE READ THIS PROSPECTUS CAREFULLY AND RETAIN IT FOR YOUR FUTURE REFERENCE. Owners bear the complete investment risk for all Purchase Payments allocated to the Separate Account.

     THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION, NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

     THE CONTRACTS OFFERED BY THIS PROSPECTUS INVOLVE RISK, INCLUDING LOSS OF PRINCIPAL, AND ARE NOT A DEPOSIT OR OBLIGATION OF, OR GUARANTEED OR ENDORSED BY, ANY BANK AND ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY.

     THE CONTRACTS OFFERED BY THIS PROSPECTUS ARE NOT AVAILABLE IN ALL STATES.

     A Statement of Additional Information about the variable portion of the Contracts has been filed with the Commission, as part of the Registration Statement, and is available without charge upon written or oral request to the Company at its Administrative Service Center at the address and telephone number set forth above. The Statement of Additional Information is incorporated herein by reference. The Table of Contents of the Statement of Additional Information, dated January 28, 1997, appears on page 27 of this Prospectus.

     This Prospectus is dated January 28, 1997.

                               TABLE OF CONTENTS

                                                ITEM                                                  PAGE
----------------------------------------------------------------------------------------------------  ----
DEFINITIONS.........................................................................................    2
SUMMARY.............................................................................................    4
FEE TABLES..........................................................................................    6
EXAMPLES............................................................................................    7
EXPLANATION OF FEE TABLES AND EXAMPLES..............................................................    7
CONDENSED FINANCIAL INFORMATION -- ACCUMULATION UNIT VALUES.........................................    8
PERFORMANCE DATA....................................................................................    9
DESCRIPTION OF THE COMPANY AND THE SEPARATE ACCOUNT.................................................    9
    Company.........................................................................................    9
    Separate Account................................................................................   10
FINANCIAL STATEMENTS................................................................................   10
ANCHOR SERIES TRUST.................................................................................   10
    Equity Portfolios...............................................................................   11
    Managed Portfolios..............................................................................   11
    Fixed Income Portfolios.........................................................................   11
    Voting Rights...................................................................................   12
    Substitution of Securities......................................................................   13
CONTRACT CHARGES....................................................................................   13
    Mortality and Expense Risk Charge...............................................................   13
    Administrative Charges..........................................................................   13
      Administrative Expense Charge.................................................................   13
      Records Maintenance Charge....................................................................   13
    Sales Charges...................................................................................   13
      Withdrawal Charge.............................................................................   13
      Annuity Charge................................................................................   14
    Deduction for Separate Account Income Taxes.....................................................   14
    Other Expenses..................................................................................   15
    Reduction of Charges for Sales to Certain Groups................................................   15
DESCRIPTION OF THE CONTRACTS........................................................................   15
    Transfer During Accumulation Period.............................................................   15
    Automatic Dollar Cost Averaging Program.........................................................   16
    Modification of the Contract....................................................................   16
    Assignment......................................................................................   16
    Death of Owner of Non-Qualified Contract........................................................   17
    Death Benefit...................................................................................   17
    Beneficiary.....................................................................................   17
ANNUITY PERIOD......................................................................................   18
    Annuity Date....................................................................................   18
    Allocation of Annuity Payments..................................................................   18
    Annuity Options.................................................................................   18
    Other Options...................................................................................   19
    Transfer During Annuity Period..................................................................   20
    Death Benefit During Annuity Period.............................................................   20
PURCHASES AND CONTRACT VALUE........................................................................   20
    Minimum Purchase Payment........................................................................   20
    Maximum Purchase Payment........................................................................   20
    Allocation of Purchase Payments.................................................................   20
    Accumulation Unit Value.........................................................................   21
    Distribution of Contracts.......................................................................   21
    Withdrawals (Redemptions).......................................................................   22
    Systematic Withdrawal Program...................................................................   22
    ERISA Plans.....................................................................................   23
    Minimum Contract Value..........................................................................   23
ADMINISTRATION......................................................................................   23
TAXES...............................................................................................   23
    General.........................................................................................   23
    Withholding Tax on Distributions................................................................   24
    Diversification.................................................................................   24
    Multiple Contracts..............................................................................   25
    Tax Treatment of Assignments....................................................................   25
    Tax Treatment of Withdrawals -- Non-Qualified Contracts.........................................   25
    Qualified Plans.................................................................................   25
    Tax Treatment of Withdrawals -- Qualified Contracts.............................................   26
    Tax Sheltered Annuities -- Withdrawal Limitations...............................................   27
    Deferred Compensation Plans -- Section 457......................................................   27
LEGAL PROCEEDINGS...................................................................................   27
TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION........................................   27

                                       (i)

--------------------------------------------------------------------------------

                                  DEFINITIONS
--------------------------------------------------------------------------------

     The following terms, as used in this Prospectus, have the indicated meanings:

ACCUMULATION PERIOD -- The period between the Issue Date of the Contract and the Annuity Date, the build-up phase of the Contract.

ACCUMULATION UNIT -- A unit of measurement which the Company uses to calculate Contract Value during the Accumulation Period.

ADMINISTRATIVE SERVICE CENTER -- Its current address and phone number are: P.O. Box 54299, Los Angeles, California 90054-0299, (800) 99-NYSUN. Correspondence accompanying a payment should be directed to P.O. Box 100357, Pasadena, California 91189-0357. The Company will notify Contract Owners of any change in address or telephone number.

ANNUITANT(S) -- The person(s) designated on the application to receive or who actually receive(s) annuity payments. Annuity payments involving life contingencies depend on the continuation of an Annuitant's life.

ANNUITIZATION -- The process by which an Owner converts from the Accumulation Period to the Annuity Period. Upon Annuitization, the Contract is converted from the build-up phase to the phase during which the Annuitant(s) receive(s) periodic annuity payments.

ANNUITY DATE -- The date on which annuity payments are to begin.

ANNUITY PERIOD -- The period starting on the Annuity Date.

ANNUITY UNIT -- A unit of measurement which the Company uses to calculate the amount of Variable Annuity payments.

BENEFICIARY(IES) -- The person designated to receive any benefits under a Contract upon the death of the Annuitant or the Owner. If the Owner dies during the Accumulation Period, the Beneficiary will, unless the Owner has elected otherwise, become the Owner of the Contract.

CODE -- The Internal Revenue Code of 1986, as amended.

COMPANY -- First SunAmerica Life Insurance Company, a New York corporation.

CONTRACT(S) -- The flexible payment variable annuity contracts offered by this Prospectus.

CONTRACT OWNER(S) OR OWNER(S) -- The person(s) having the privileges of ownership defined in the Contract. If an Owner dies during the Accumulation Period, the Beneficiary will, unless the Owner has elected otherwise, become the Owner of the Contract. Joint Owners have equal ownership interests in the Contract unless the Company is advised otherwise in writing. Only spouses may be Joint Owners.

CONTRACT VALUE -- The sum of the values of the Owner's interest in the General Account and the Separate Account Divisions.

CONTRACT YEAR -- A year starting from the Issue Date in one calendar year and ending on the Issue Date in the succeeding calendar year.

CONTRIBUTION YEAR -- With respect to a given Purchase Payment, a year starting from the date of the Purchase Payment in one calendar year and ending on the day before the anniversary of such date in the succeeding calendar years. The Contribution Year in which a Purchase Payment is made is "Contribution Year 0"; subsequent Contribution Years are successively numbered beginning with Contribution Year 1.

DIVISION OR SEPARATE ACCOUNT DIVISION -- A Division of the Separate Account invested wholly in shares of one of the Portfolios of the Trust.

DUE PROOF OF DEATH -- (1) A certified copy of a death certificate; or (2) a certified copy of a decree of a court of competent jurisdiction as to the finding of death; or (3) a written statement by a medical doctor who attended the deceased at time of death; or (4) any other proof satisfactory to the Company.

FIXED ANNUITY -- A series of payments that are fixed in amount and made during the Annuity Period to a payee under a Contract.

GENERAL ACCOUNT -- The Company's general investment account which contains all the assets of the Company, with the exception of the Separate Account and other segregated asset accounts.

ISSUE DATE -- The date a Contract is issued.

NON-QUALIFIED PLAN -- A retirement plan which does not receive favorable tax treatment under Sections 401, 403(b), 408 or 457 of the Code.

PORTFOLIO -- One of the investment options available under the Contract in the Trust.

PURCHASE PAYMENTS -- Amounts paid to the Company by a Contract Owner.

QUALIFIED PLAN -- A retirement plan which receives favorable tax treatment under Sections 401, 403(b), 408 or 457 of the Code.

SEPARATE ACCOUNT OR ACCOUNT -- A segregated investment account of the Company entitled "Variable Annuity Account One" established by the Company.

TRUST -- Anchor Series Trust.

VALUATION DATE -- Monday through Friday except for New Year's Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas Day.

VALUATION PERIOD -- The period commencing at 4:00 p.m. New York time on each Valuation Date and ending at 4:00 p.m. New York time on the next succeeding Valuation Date.

VARIABLE ANNUITY -- A series of payments made during the Annuity Period which varies in amount in accordance with the investment experience of the Separate Account Division(s).

WITHDRAWAL CHARGE -- The contingent deferred sales charge assessed against certain withdrawals or annuitizations.

WITHDRAWAL VALUE -- Contract Value, less any premium tax payable if the Contract is being annuitized, minus any applicable Withdrawal Charge.

--------------------------------------------------------------------------------

                                    SUMMARY
--------------------------------------------------------------------------------

     This Prospectus describes the uses and objectives of the Contracts, their costs, and the rights and privileges of the Owner. It also contains information about the Company, the Separate Account and its Divisions, and the Portfolios in which the Divisions invest. We urge you to read it carefully and retain it and the Prospectus for the Trust for future reference. (The Prospectus for the Trust is attached to and follows this Prospectus).

WHAT IS THE CONTRACT?

     The Contract offered is a tax deferred annuity which provides fixed benefits, variable benefits or a combination of both. Individuals wishing to purchase a Contract must complete an application and provide an initial Purchase Payment which will be sent to the Company at its Administrative Service Center or in such other manner as deemed acceptable to the Company. The minimum and maximum of Purchase Payments vary depending upon the type of Contract purchased. (See "Minimum Purchase Payment").

WHAT IS THE DIFFERENCE BETWEEN A VARIABLE ANNUITY AND A FIXED ANNUITY?

     The Contract has appropriate provisions relating to variable and fixed accumulation values and variable and fixed annuity payments. A Variable Annuity and a Fixed Annuity have certain similarities. Both provide that Purchase Payments, less certain deductions, will be accumulated prior to the Annuity Date. After the Annuity Date, annuity payments will be made to a designated payee for the life of the Annuitant or a period certain or a combination thereof. The Company assumes mortality and expense risks under the Contracts, for which it receives certain compensation.

     The most significant difference between a Variable Annuity and a Fixed Annuity is that under a Variable Annuity, all investment risk before and after the Annuity Date is assumed by the Owner or other payee; the amounts of the annuity payments vary with the investment performance of the Divisions of the Separate Account selected by the Owner. Under a Fixed Annuity, in contrast, the investment risk after the Annuity Date is assumed by the Company and the amounts of the annuity payments do not vary.

HOW MAY PURCHASE PAYMENTS BE ALLOCATED?

     Purchase Payments for the Contracts may be allocated pursuant to instructions in the application to one or more Divisions of the Separate Account, and/or to the Company's General Account. The Separate Account invests in shares of the following Portfolios (see "Anchor Series Trust"):

     * FOREIGN SECURITIES               * MULTI-ASSET
     * CAPITAL APPRECIATION             * HIGH-YIELD
     * GROWTH                           * TARGET '98
     * NATURAL RESOURCES                * FIXED INCOME
     * GROWTH AND INCOME                * GOVERNMENT AND QUALITY BOND
     * STRATEGIC MULTI-ASSET            * MONEY MARKET

Purchase Payments allocated to the General Account will earn interest at the current rate then being offered by the Company for a one year period beginning on the date amounts are allocated to it.

     Prior to the Annuity Date, transfers may be made among the Divisions and/or the General Account. Fifteen transfers are permitted before a transfer fee will be assessed. (See "Description of the Contracts -- Transfer During Accumulation Period").

MAY WITHDRAWALS BE MADE BEFORE ANNUITIZATION?

     Except as explained below, Contract Value may be withdrawn at any time during the Accumulation Period. In addition to potential losses due to investment risks, withdrawals may be reduced by a Withdrawal Charge, and a penalty tax and income tax may apply. Contracts in connection with Qualified Plans may be subject to additional withdrawal restrictions imposed by the plan. Earnings under a Contract may be withdrawn at any time during such period free of a Withdrawal Charge. Alternatively, there is a free withdrawal amount which applies to the first withdrawal during a Contract Year after the first Contract Year. (See "Contract Charges -- Sales Charges -- Withdrawal Charge"). Certain Owners of Nonqualified Plan Contracts and Contracts issued in connection with Individual Retirement Annuities ("IRAs") may choose to withdraw amounts which in the aggregate add up to 10% of their Purchase Payments annually pursuant to a systematic withdrawal program without charge. (See "Purchases and Contract Value -- Systematic Withdrawal Program"). Withdrawals are taxable and a 10% federal tax penalty may apply to withdrawals before age 59 1/2.

     Owners should consult their own tax counsel or other tax adviser regarding any withdrawals or distributions.

CAN I EXAMINE THE CONTRACT?

     The Contract Owner may return the Contract to the Company within 10 days after it is received by delivering or mailing it to the Company's Administrative Service Center. If the Contract is returned to the Company, it will be terminated and the Company will pay the Owner an amount equal to the Contract Value represented by the Contract on the date it is received by the Company.

WHAT ARE THE CHARGES AND DEDUCTIONS UNDER A CONTRACT?

     A mortality and expense risk charge is assessed daily against the assets of each Division at an annual rate of 1.25%. An administrative expense charge is assessed daily against the assets of each Division at an annual rate of 0.15%. The Contracts also provide for certain deductions and charges, including a Records Maintenance Charge of $30 annually, which is guaranteed not to increase. The Contract permits up to 15 free transfers each Contract Year, after which point a $25 transfer fee is applicable to each subsequent transfer. Additionally, a Withdrawal Charge may be assessed against the Contract Value during the first five Contribution Years (5%-4%-3%-2%-1%) when a withdrawal is made. (See "Contract Charges").

DOES THE CONTRACT PAY ANY DEATH BENEFITS?

     A Death Benefit is provided in the event of the death of the Owner during the Accumulation Period. The Death Benefit is equal to the greater of: (1) the Contract Value upon receipt of Due Proof of Death; or (2) the total of Purchase Payments made prior to the death of the Owner, minus any partial withdrawals and/or partial annuitizations and contract charges; or (3) after the fifth Contract Year, the Contract Value at the last anniversary of the Issue Date of the Contract minus any partial withdrawals and/or partial annuitizations since that anniversary. (See "Description of the Contracts -- Death Benefit").

WHAT ARE THE AVAILABLE ANNUITY OPTIONS UNDER THE CONTRACT?

     There are three available annuity options under the Contract. They include an annuity for life, a joint and survivor annuity, and monthly payments for a specified number of years. If a Contract Owner does not elect otherwise, monthly annuity payments generally will be made under the first option to provide a life annuity with 120 monthly payments certain. (See "Annuity Period -- Annuity Options").

DOES THE OWNER HAVE ANY VOTING RIGHTS UNDER THE CONTRACT?

     Owners will have the right to vote on matters affecting the Portfolios to the extent that proxies are solicited by the Trust. If the Owner does not vote, the Company will vote such interests in the same proportion as it votes shares for which it has received instructions. (See "Anchor Series Trust -- Voting Rights").

--------------------------------------------------------------------------------

                                   FEE TABLES
--------------------------------------------------------------------------------

                           OWNER TRANSACTION EXPENSES

     WITHDRAWAL CHARGE (AS A PERCENTAGE OF PURCHASE PAYMENTS):

    CONTRIBUTION YEAR
    -----------------
      One.......................................................................................     5%
      Two.......................................................................................     4%
      Three.....................................................................................     3%
      Four......................................................................................     2%
      Five......................................................................................     1%
      Six and later.............................................................................     0%
ANNUAL RECORDS MAINTENANCE CHARGE...............................................................    $30
TRANSFER FEE....................................................................................    $25
      (applies solely to transfers in excess of fifteen in a Contract Year)

---------------

The Owner Transaction Expenses apply to the Contract Value allocated to the General Account, as well as the Separate Account.
--------------------------------------------------------------------------------

                        ANNUAL SEPARATE ACCOUNT EXPENSES
                   (AS A PERCENTAGE OF DAILY NET ASSET VALUE)

MORTALITY RISK CHARGE..........................................................................   0.90%
EXPENSE RISK CHARGE............................................................................   0.35%
ADMINISTRATION EXPENSE CHARGE..................................................................   0.15%
                                                                                                 ------
      TOTAL EXPENSE CHARGE.....................................................................   1.40%
                                                                                                 ======

---------------

                             ANNUAL TRUST EXPENSES
 (AS A PERCENTAGE OF AVERAGE NET ASSETS FOR THE FISCAL YEAR ENDED DECEMBER 31,
                                     1995):

                                                                                                     TOTAL
ANNUAL
                                                                   MANAGEMENT FEE   OTHER EXPENSES     EXPENSES
                                                                   --------------   --------------
------------
Foreign Securities...............................................        .9%              .3%             1.2%
Capital Appreciation.............................................        .7%              .1%              .8%
Growth...........................................................        .7%              .2%              .9%
Natural Resources................................................        .8%              .2%             1.0%
Growth and Income................................................        .7%              .2%              .9%
Strategic Multi-Asset............................................       1.0%              .3%             1.3%
Multi-Asset......................................................       1.0%              .1%             1.1%
High Yield.......................................................        .7%              .2%              .9%
Target '98.......................................................        .6%              .3%              .9%
Fixed Income.....................................................        .6%              .2%              .8%
Government & Quality Bond........................................        .6%              .1%              .7%
Money Market.....................................................        .5%              .1%              .6%

--------------------------------------------------------------------------------

                                    EXAMPLES
--------------------------------------------------------------------------------

SEPARATE               CONDITIONS
ACCOUNT                A Contract Owner would pay the following expenses on a                       TIME PERIODS
DIVISION               $1,000 investment assuming 5% annual return on assets:            1 YEAR  3 YEARS  5 YEARS  10 YEARS
---------------------------------------------------------------------------------------------------------------------------
FOREIGN                (a) upon surrender at the end of the stated time period.     (a)   $ 77    $ 110    $ 150     $300
SECURITIES             (b) if the Contract WAS NOT surrendered.                     (b)     27       83      141      300
---------------------------------------------------------------------------------------------------------------------------
CAPITAL                SAME                                                         (a)     73       98      130      260
APPRECIATION                                                                        (b)     23       71      121      260
---------------------------------------------------------------------------------------------------------------------------
GROWTH                 SAME                                                         (a)     74      101      135      270
                                                                                    (b)     24       74      126      270
---------------------------------------------------------------------------------------------------------------------------
NATURAL                SAME                                                         (a)     75      104      140      280
RESOURCES                                                                           (b)     25       77      131      280
---------------------------------------------------------------------------------------------------------------------------
GROWTH AND             SAME                                                         (a)     74      101      135      270
INCOME                                                                              (b)     24       74      126      270
---------------------------------------------------------------------------------------------------------------------------
STRATEGIC              SAME                                                         (a)     78      113      155      309
MULTI-ASSET                                                                         (b)     28       86      146      309
---------------------------------------------------------------------------------------------------------------------------
MULTI-ASSET            SAME                                                         (a)     76      107      145      290
                                                                                    (b)     26       80      136      290
---------------------------------------------------------------------------------------------------------------------------
HIGH YIELD             SAME                                                         (a)     74      101      135      270
                                                                                    (b)     24       74      126      270
---------------------------------------------------------------------------------------------------------------------------
TARGET '98             SAME                                                         (a)     74      101      135      270
                                                                                    (b)     24       74      126      270
---------------------------------------------------------------------------------------------------------------------------
FIXED                  SAME                                                         (a)     73       98      130      260
INCOME                                                                              (b)     23       71      121      260
---------------------------------------------------------------------------------------------------------------------------
GOV'T &                SAME                                                         (a)     72       95      125      250
QUALITY BOND                                                                        (b)     22       68      116      250
---------------------------------------------------------------------------------------------------------------------------
MONEY MARKET           SAME                                                         (a)     71       92      120      239
                                                                                    (b)     21       65      111      239
---------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                           EXPLANATION OF FEE TABLES
                                  AND EXAMPLES
--------------------------------------------------------------------------------

1. The purpose of the foregoing tables and examples is to assist the Contract Owner in understanding the various costs and expenses that he or she will bear directly or indirectly. The table reflects expenses of the Separate Account as well as the Trust. For additional information see "Contract Charges" of this Prospectus and "Management of the Trust" of the Prospectus for the Trust. The examples do not illustrate the tax consequences of surrendering a Contract.

2. The examples assume that there were no transactions which would result in the imposition of the Transfer Fee. The Contracts are sold only in the State of New York, which does not assess premium taxes. Accordingly, premium taxes are not reflected.

3. For purposes of the amounts reported in the examples, the Records Maintenance Charge is reflected by dividing the total amount of Records Maintenance Charges anticipated to be collected during the year by the total net assets of the Separate Account's Divisions and the related Fixed Account assets.

4. NEITHER THE FEE TABLES NOR THE EXAMPLES ARE REPRESENTATIONS OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

--------------------------------------------------------------------------------

                        CONDENSED FINANCIAL INFORMATION
                            ACCUMULATION UNIT VALUES
--------------------------------------------------------------------------------

                                       9/23/91          FISCAL         FISCAL         FISCAL         FISCAL
                                     (INCEPTION)         YEAR           YEAR           YEAR           YEAR
                                         TO             ENDED          ENDED          ENDED          ENDED
     SEPARATE ACCOUNT DIVISION        12/31/91         12/31/92       12/31/93       12/31/94       12/31/95
-----------------------------------  -----------       --------       --------       --------       --------
Foreign Securities
  Beginning AUV....................    $ 11.66          $11.26         $ 9.64         $12.39         $11.83
  End AUV..........................    $ 11.26          $ 9.64         $12.39         $11.83         $13.13
  End # AU's.......................      6,197          32,027        110,045        165,468        130,525
Capital Appreciation
  Beginning AUV....................    $ 13.71          $15.36         $19.09         $22.79         $21.62
  End AUV..........................    $ 15.36          $19.09         $22.79         $21.62         $28.68
  End # AU's.......................        244          27,092        111,129        167,384        131,688
Growth
  Beginning AUV....................    $ 23.45          $23.36         $27.40         $29.12         $27.36
  End AUV..........................    $ 26.36          $27.40         $29.12         $27.36         $34.08
  End # AU's.......................      4,483         108,874        179,035        170,859        146,484
Natural Resources
  Beginning AUV....................    $ 11.51          $11.13         $11.25         $15.11         $15.05
  End AUV..........................    $ 11.13          $11.25         $15.11         $15.05         $17.43
  End # AU's.......................        451           8,283         20,215         43,075         23,005
Growth and Income
  Beginning AUV....................    $ 12.66          $13.12         $15.55         $18.70         $16.67
  End AUV..........................    $ 13.12          $15.55         $18.70         $16.67         $19.16
  End # AU's.......................      1,911          19,305         58,427         69,818         59,120
Strategic Multi-Asset
  Beginning AUV....................    $ 12.65          $13.55         $13.88         $15.78         $15.16
  End AUV..........................    $ 13.55          $13.88         $15.78         $15.16         $18.35
  End # AU's.......................        545          11,556         32,409         77,616         55,855
Multi-Asset
  Beginning AUV....................    $ 13.78          $14.98         $15.97         $16.90         $16.39
  End AUV..........................    $ 14.98          $15.97         $16.90         $16.39         $20.19
  End # AU's.......................      8,409         141,059        310,679        287,625        241,450
High Yield
  Beginning AUV....................    $ 13.75          $14.44         $16.24         $19.07         $17.96
  End AUV..........................    $ 14.44          $16.24         $19.07         $17.96         $21.03
  End # AU's.......................      1,395          34,946         63,091         80,486         64,930
Target '98
  Beginning AUV....................    $ 13.80          $15.11         $15.97         $17.52         $16.57
  End AUV..........................    $ 15.11          $15.97         $17.52         $16.57         $18.72
  End # AU's.......................      4,195          23,426         51,836         61,733         61,464
Fixed Income
  Beginning AUV....................    $ 19.00          $20.31         $21.34         $22.71         $21.67
  End AUV..........................    $ 20.31          $21.34         $22.71         $21.67         $25.46
  End # AU's.......................      1,266          40,684         66,362         56,430         36,124
Government &
  Quality Bond
  Beginning AUV....................    $ 19.61          $21.00         $22.13         $23.63         $22.60
  End AUV..........................    $ 21.00          $22.13         $23.63         $22.60         $26.60
  End # AU's.......................      3,572         177,925        217,255        176,490        148,101
Money Market
  Beginning AUV....................    $ 15.06          $15.23         $15.53         $15.72         $16.10
  End AUV..........................    $ 15.23          $15.53         $15.72         $16.10         $16.77
  End # AU's.......................         48          91,048         82,889         15,560         29,241

AUV -- Accumulation Unit Value.
 AU -- Accumulation Units.

--------------------------------------------------------------------------------

                                PERFORMANCE DATA
--------------------------------------------------------------------------------

     From time to time the Separate Account may advertise its Money Market Division's "yield" and "effective yield." Both yield figures are based on historical earnings and are not intended to indicate future performance. The "yield" of the Money Market Division refers to the net income generated for a Contract funded by an investment in the Division over a seven-day period (which period will be stated in the advertisement). This income is then "annualized." That is, the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. The "effective yield" is calculated similarly but, when annualized, the income earned by an investment in the Division is assumed to be reinvested at the end of each seven-day period. The "effective yield" will be slightly higher than the "yield" because of the compounding effect of this assumed reinvestment. Neither the yield nor the effective yield takes into consideration the effect of any capital changes that might have occurred during the seven-day period, nor do they reflect the impact of premium taxes or any Annuity Charges or Withdrawal Charges. The impact of other, recurring charges on both yield figures is, however, reflected in them to the same extent it would affect the yield (or effective yield) for a Contract of average size.

     In addition, the Separate Account may advertise "total return" data for its other Divisions. Like the yield figures described above, total return figures are based on historical data and are not intended to indicate future performance. The "total return" is a computed rate of return that, when compounded annually over a stated period of time and applied to a hypothetical initial investment in a Division made at the beginning of the period, will produce the same Contract Value at the end of the period that the hypothetical investment would have produced over the same period (assuming a complete redemption of the Contract at the end of the period). Recurring Contract charges are reflected in the total return figures in the same manner as they are reflected in the yield data for Contracts funded through the Money Market Division. The effect of applicable Withdrawal Charges due to the assumed redemption will be reflected in the return figures, but may be omitted in additional return figures given for comparison.

     For periods starting prior to September 23, 1991, the date the Contracts were first offered the public, the total return data will be derived from the performance of the corresponding Portfolios of the Trust, modified to reflect the same charges and expenses as if the Division had been in existence since the inception date of each respective Portfolio. Thus, such performance figures should not be construed to be actual historic performance of the Division. Rather, they are intended to indicate the historic performance of the Trust, adjusted to provide direct comparability to the performance of the Division after September 23, 1991. The Trust has served since its inception as an underlying investment medium for separate accounts of other insurance companies having the same fee and charge schedules as those of the Separate Account.

     For a more complete description of Contract charges, see "Contract Charges"; for a more detailed description of the performance data computations, please refer to the Statement of Additional Information.

--------------------------------------------------------------------------------

              DESCRIPTION OF THE COMPANY AND THE SEPARATE ACCOUNT
--------------------------------------------------------------------------------

COMPANY

     The Company is a stock life insurance company organized under the laws of the state of New York on December 5, 1978. Its legal domicile is 733 Third Avenue, New York, New York 10017. The Company is an indirect, wholly owned subsidiary of SunAmerica Inc., a Maryland corporation.

     The Company and its affiliates, SunAmerica Life Insurance Company, Anchor National Life Insurance Company, CalFarm Life Insurance Company, SunAmerica Asset Management Corp., Imperial Premium Finance, Inc., Resources Trust Company and three broker-dealers, offer a full line of financial services, including fixed and variable annuities, mutual funds, premium finance, broker-dealer and trust administration services. The Company is admitted to conduct life insurance and annuity business in the state of New York.

     The Company may from time to time publish in advertisements, sales literature and reports to Owners, the ratings and other information assigned to it by A.M. Best Company ("A.M. Best"). A.M. Best's ratings reflect its current opinion on the relative financial strength and operating performance of an insurance company in comparison to the norms of the life/health insurance industry. Its ratings do not apply to the Separate Account. However, the contractual obligations under the Contracts are general corporate obligations of the Company.

     The Contracts offered by this Prospectus are issued by the Company and will be funded in the Separate Account, as well as in the Company's General Account.

SEPARATE ACCOUNT

     The Separate Account was established pursuant to New York insurance law on May 30, 1990. The Separate Account is registered with the Securities and Exchange Commission as a unit investment trust under the Investment Company Act of 1940. This registration does not involve supervision of the management of the Separate Account or the Company by the Securities and Exchange Commission.

     The assets of the Separate Account are the property of the Company. However, the assets of the Separate Account, equal to the reserves and other contract liabilities of the Separate Account, are not chargeable with liabilities arising out of any other business the Company may conduct. The Company's obligations arising under the Contracts are general corporate obligations of the Company.

     Income, gains and losses, whether or not realized, from assets allocated to the Separate Account are credited to or charged against the Separate Account without regard to other income, gains or losses of the Company.

     The Separate Account is divided into Divisions, with the assets of each Division invested in the shares of one of the twelve Portfolios of the Trust. The Company does not guarantee the investment performance of the Separate Account or its Divisions. Values allocated to the Separate Account and the amount of variable annuity payments will vary with the value of shares of the Portfolios and the Contract charges.

--------------------------------------------------------------------------------

                              FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

     Financial statements of the Separate Account appear in the Statement of Additional Information. Financial information regarding the General Account is reported in the Company's financial statements. The Company's financial statements are also included in the Statement of Additional Information. A copy of the Statement of Additional Information may be obtained by contacting the Company at its Administrative Service Center.

--------------------------------------------------------------------------------

                              ANCHOR SERIES TRUST
--------------------------------------------------------------------------------

     Each of the twelve Divisions of the Separate Account invests solely in the shares of one of the twelve Portfolios of Anchor Series Trust. The Trust is an open-end diversified management investment company registered under the Investment Company Act of 1940. While a brief summary of the investment objectives is set forth below, more comprehensive information, including a discussion of potential risks, is found in the Prospectus for the Trust. Additional copies of this Prospectus, the Trust's Prospectus and the Statement of Additional Information can be obtained by calling the Administrative Service Center number on the cover page of this Prospectus. Both prospectuses should be read carefully before investing to understand all aspects of the Contract, the Separate Account and the Portfolios. SunAmerica Asset Management Corp. ("SAAM"), an affiliate of the Company, is the investment manager for the Trust. Wellington Management Company, LLP ("WMC"), which is not affiliated with the Company, serves as sub-adviser for the Trust. (See the Trust Prospectus for information concerning the investment management fees.)

     The twelve Portfolios and their investment objectives are:

EQUITY PORTFOLIOS

     FOREIGN SECURITIES PORTFOLIO seeks long-term capital appreciation. This Portfolio will invest primarily in a diversified group of equity securities issued by foreign companies and primarily denominated in foreign currencies.

     CAPITAL APPRECIATION PORTFOLIO seeks long-term capital appreciation. This Portfolio will invest in a widely diversified group of growth equity securities, debt securities and preferred stocks that are convertible into, or which carry warrants to purchase, common stocks or other equity interests and in addition may invest up to 25% of its total assets in foreign securities. This Portfolio may also engage in transactions involving stock index futures and options thereon as a hedge against changes in market conditions.

     GROWTH PORTFOLIO seeks capital appreciation. This Portfolio will invest in growth equity securities and may invest up to 25% of its total assets in foreign securities. This Portfolio may also engage in transactions involving stock index futures and options thereon as a hedge against changes in market conditions.

     NATURAL RESOURCES PORTFOLIO seeks total return in excess of the U.S. rate of inflation as represented by the Consumer Price Index. This Portfolio will invest primarily in equity securities of companies which are expected to benefit from rising inflation, because they own or control assets which appreciate in inflationary periods, or because of increased activity during these periods of inflation, and in debt obligations and fixed income securities which are expected to provide favorable returns in periods of rising inflation. This Portfolio will invest in domestic securities and foreign securities and may engage in transactions including stock index futures contracts and options thereon, and transactions involving the future delivery of fixed income securities ("Financial Futures Contracts") and options thereon, as a hedge against changes in market conditions.

     GROWTH AND INCOME PORTFOLIO seeks high current income and long-term capital appreciation. This Portfolio will invest primarily in securities that provide the potential for growth and offer income, such as dividend-paying stocks and securities convertible into common stock. This Portfolio may also engage in transactions involving stock index futures and options thereon as a hedge against changes in market conditions.

MANAGED PORTFOLIOS

     STRATEGIC MULTI-ASSET PORTFOLIO seeks high long-term total investment return. This Portfolio will invest in a diversified group of securities of the following types: growth equity and aggressive growth equity securities, including the securities of smaller companies which may be newer and less seasoned, investment grade and high-yield, high-risk bonds, international securities and money market instruments. The Portfolio may also engage in transactions involving stock index futures contracts and options thereon, and Financial Futures Contracts and options thereon, as a hedge against changes in market conditions.

     MULTI-ASSET PORTFOLIO seeks long-term total investment return consistent with moderate investment risk. This Portfolio will invest in a diversified group of securities, including: growth equity securities, convertible securities, investment grade fixed income securities and money market securities. The Portfolio also may engage in transactions involving stock index futures contracts and options thereon, and Financial Futures Contracts and options thereon, as a hedge against changes in market conditions.

FIXED INCOME PORTFOLIOS

     HIGH YIELD PORTFOLIO seeks high current income. A secondary investment objective is capital appreciation. This Portfolio will seek its objectives by investing, except for temporary defensive purposes, at least 65% of its assets in high-yielding, high-risk, income-producing corporate bonds, which generally carry ratings lower than those assigned to investment grade bonds by Moody's Investor's Service, Inc. ("Moody's") or Standard & Poor's Corporation ("Standard & Poor's"), or which are unrated. This Portfolio may also engage in transactions involving Financial Futures Contracts and options thereon as a hedge against changes in market conditions. High-yield, high-risk bonds typically are subject to greater risks than are investments in lower-yielding, higher-rated bonds. See the Trust's Prospectus for more information.

     TARGET '98 PORTFOLIO seeks a predictable compounded investment return for a specified time period, consistent with preservation of capital. This Portfolio will invest primarily in zero coupon securities and current, interest-bearing, investment grade debt obligations which are issued by the U.S. Government, its agencies and instrumentalities, and both domestic and foreign corporations. These investments will generally mature no later than November 15, 1998. Upon maturity, the Portfolio will be converted to cash. The redemption proceeds will, except as otherwise directed by the Contract Owner, be used to purchase shares of the Money Market Portfolio.

     In January 1998, the Company will notify all Contract Owners then having Contract Value allocated to the Target '98 Division of the forthcoming maturity and liquidation of the Target '98 Portfolio, and will request instructions as to which other Division(s) each Contract Owner's interest in the Target '98 Division is to be reallocated upon such liquidation. Contract Values will be automatically reallocated to the Money Market Division except to the extent that instructions indicating a different reallocation are received by the Company on or before November 15, 1998.

     To facilitate an orderly liquidation, no transfers into the Target '98 Division will be permitted after January 1, 1998. Reallocations of Contract Value from the Target '98 Division effected in connection with the liquidation as described above will not be considered "transfers" for purposes of determining any applicable transfer fees. Other transfers out of the Target '98 Division will not be permitted after October 15, 1998. Of course, none of the foregoing constraints affect a Contract Owner's right to redeem his or her Contract Value at any time. (See "Purchases and Contract Value -- Withdrawals (Redemption)").

     FIXED INCOME PORTFOLIO seeks high level of current income consistent with preservation of capital. This Portfolio will invest primarily in investment grade, fixed income securities and may engage in Financial Futures Contracts and options thereon as a hedge against changes in market conditions.

     GOVERNMENT AND QUALITY BOND PORTFOLIO seeks relatively high current income, liquidity and security of principal. This Portfolio will invest in obligations issued, guaranteed or insured by the U.S. Government, its agencies or instrumentalities ("government securities") and in corporate debt securities rated Aa or better by Moody's or AA or better by Standard & Poor's ("high quality corporate bonds"). It is currently anticipated that the Portfolio will have the majority of its assets invested in government securities since the Trust is permitted to treat each U.S. agency or instrumentality as a separate issuer for purposes of determining compliance with diversification standards imposed by Section 817(h) of the Code. (See "Taxes -- Diversification").

     MONEY MARKET PORTFOLIO seeks current income consistent with stability of principal through investment in a diversified portfolio of money market instruments maturing in 397 days or less. The Portfolio will maintain a dollar-weighted average portfolio maturity of not more than 90 days.

     There is no assurance that the investment objective of any of the Portfolios will be met. Contract Owners bear the complete investment risk for Purchase Payments allocated to a Division. Contract Values will fluctuate in accordance with the investment performance of the Division(s) to which Purchase Payments are allocated, and in accordance with the imposition of the fees and charges assessed under the Contracts.

     Shares of the Trust are, and will be, issued and redeemed only in connection with investments in and payments under variable contracts sold by the Company and its affiliate, Anchor National Life Insurance Company as well as two unaffiliated companies, Presidential Life Insurance Company and Phoenix Mutual Life Insurance Company. No disadvantage to Contract Owners is seen to arise from the fact that the Trust offers its shares in this fashion.

     Additional Portfolios may be established by the Trust from time to time and may be made available to Contract Owners. However, there is no assurance that this will occur.

VOTING RIGHTS

     In accordance with its view of present applicable law, the Company will vote the shares of the Trust held in the Separate Account at special meetings of the shareholders of the Trust in accordance with instructions received from persons having the voting interest in the Separate Account. The Company will vote shares for which it has not received instructions in the same proportion as it votes shares for which it has received instructions. The Trust does not hold regular meetings of shareholders.

     The number of shares which a person has a right to vote will be determined as of a date to be chosen by the Company not more than 60 days prior to the meeting of the Trust's shareholders. Voting instructions will be solicited by written communication at least 14 days prior to such meeting. The person having such voting rights will be the Contract Owner before the Annuity Date or the death of the Annuitant; thereafter the payee entitled to receive payments under the Contract. Voting rights attributable to a Contract will generally decrease as Contract Values decrease.

SUBSTITUTION OF SECURITIES

     If the shares of any of the Portfolios should no longer be available for investment by the Separate Account or if, in the judgment of the Company's Board of Directors, further investment in the shares of a Portfolio is no longer appropriate in view of the purpose of the Contract, the Company may substitute shares of another open-end management investment company (or series thereof) for Portfolio shares already purchased or to be purchased in the future by Purchase Payments under the Contract. No substitution of securities may take place without prior approval of the Securities and Exchange Commission and under such requirements as it may impose.

--------------------------------------------------------------------------------

                                CONTRACT CHARGES
--------------------------------------------------------------------------------

MORTALITY AND EXPENSE RISK CHARGE

     The Company deducts a risk charge from each Division of the Separate Account during each Valuation Period. The risk charge is equal, on an annual basis, to 1.25% of the daily net asset value of each Division (approximately
 .90% is for mortality risks and approximately .35% is for expense risks). The mortality risks assumed by the Company arise from its contractual obligations to make annuity payments after the Annuity Date for the life of the Annuitant(s), to waive the Withdrawal Charge in the event of the death of the Annuitant, and to provide the death benefit prior to the Annuity Date. The expense risk assumed by the Company is that the costs of administering the Contracts and the Separate Account will exceed the amount received from the Records Maintenance Charge and the Administrative Expense Charge. (See "Administrative Charges"). This charge is guaranteed by the Company and cannot be increased.

ADMINISTRATIVE CHARGES

     ADMINISTRATIVE EXPENSE CHARGE

     The Company deducts an Administrative Expense Charge from each Division of the Separate Account which is equal, on an annual basis, to .15% of the daily net asset value of each Division. This charge is designed to cover those administrative expenses which exceed the revenues from the Records Maintenance Charge. The Company does not intend to profit from this charge. The Company believes that the Administrative Expense Charge has been set at a level that will recover no more than the actual costs associated with administering the Contract. In the event that it exceeds the amount necessary to reimburse the Company for its administrative expenses, the charge will be appropriately reduced. In no event will this charge be increased. The Administrative Expense Charge is assessed during both the Accumulation Period and the Annuity Period.

     RECORDS MAINTENANCE CHARGE

     An annual Records Maintenance Charge of $30 is charged against each Contract. The amount of this charge is guaranteed and cannot be increased by the Company. This charge reimburses the Company for expenses incurred in establishing and maintaining records relating to a Contract. The Records Maintenance Charge will be assessed each Contract Year on the anniversary of the Issue Date of the Contract. In the event that a total surrender of Contract Value is made, the Charge will be assessed as of the date of surrender without proration.

SALES CHARGES

     The Withdrawal Charge and the Annuity Charge are sales charges.

     WITHDRAWAL CHARGE

     Effective January 1, 1989, federal tax law limits withdrawals from annuity contracts issued in connection with 403(b) Qualified Plans. Subject to those limitations, the Contract Value may be withdrawn at any time during the Accumulation Period. Contract Owners should consult their own tax counsel or other tax adviser regarding any withdrawals. (See "Taxes -- Tax Treatment of Withdrawals -- Non-Qualified Contracts" and "Taxes -- Tax Treatment of Withdrawals -- Qualified Contracts").

     There is a Free Withdrawal Amount which applies to the first withdrawal during a Contract Year after the first Contract Year. The Free Withdrawal Amount is equal to 10% of the aggregate Purchase Payments less prior withdrawals. Alternatively, certain Owners of Non-Qualified Contracts and Contracts issued in connection with IRAs may choose to withdraw amounts which in the aggregate add up to 10% of their initial Purchase Payments annually pursuant to the Systematic Withdrawal Program without charge. To participate in the Systematic Withdrawal Program, Owners must complete an enrollment form which describes the program and send it to the Company, c/o its Administrative Service Center. Depending on fluctuations in the net asset value of the Separate Account's Divisions, systematic withdrawals may reduce or even exhaust Contract Value. (See "Purchases and Contract Value -- Systematic Withdrawal Program").

     A contingent deferred sales charge, which is referred to as the Withdrawal Charge, may be imposed upon other withdrawals. Withdrawal Charges will vary in amount depending upon the Contribution Year in which the Purchase Payment being withdrawn was made, and will be calculated based on the Withdrawal Charge Table, below, and the amount of Purchase Payment withdrawn which is still subject to the Withdrawal Charge and not previously withdrawn. The Withdrawal Charge is deducted from remaining Contract Value so that the actual reduction in Contract Value as a result of the withdrawal will be greater than the withdrawal amount requested and paid. Free withdrawals and other withdrawals will be allocated to Purchase Payments on a first-in-first-out basis so that all withdrawals are allocated to Purchase Payments to which the lowest Withdrawal Charge, if any, applies.

                            WITHDRAWAL CHARGE TABLE

                                                                       APPLICABLE WITHDRAWAL
        CONTRIBUTION YEAR                                                CHARGE PERCENTAGE
        -------------------------------------------------------------  ---------------------
        First........................................................       5%
        Second.......................................................       4%
        Third........................................................       3%
        Fourth.......................................................       2%
        Fifth........................................................       1%
        Sixth and later..............................................       0%

     Where legally permitted, the Withdrawal Charge will be eliminated when a Contract is issued to an officer, director or employee of the Company or its affiliates, or an immediate family member of such person. In addition, the Withdrawal Charge may be waived by the Company on withdrawals where the amount withdrawn is used to purchase another annuity contract issued by the Company. Additional information regarding the elimination or waiver of the Withdrawal Charge may be obtained by contacting the Company.

     The amounts obtained from the Withdrawal Charge will be used to pay sales commissions and other promotional or distribution expenses associated with the marketing of the Contracts. To the extent that the Withdrawal Charge is insufficient to cover all sales commissions and other promotional or distribution expenses, the Company may use any of its corporate assets, including potential profit which may arise from the Mortality and Expense Risk Charge (See "Contract Charges -- Mortality and Expense Risk Charge"), to make up any difference.

     ANNUITY CHARGE

     If a Contract Owner elects to have annuity payments made under annuity option 1, Life Income with Installments Guaranteed or annuity option 2, Joint and Survivor Annuity (See "Annuity Period -- Annuity Options"), no Annuity Charge applies and 100% of Contract Value is applied.

     If a Contract Owner elects annuity option 3, Income for a Specified Period, and if Purchase Payments were made in the Contract Year in which annuity payments are to begin or any of the four preceding Contract Years, an Annuity Charge may apply. This Annuity Charge equals the Withdrawal Charge that would apply if the Contract were being surrendered. Further, no Annuity Charge will be assessed if annuity option 3 is elected by a Beneficiary under the Death Benefit.

     The Annuity Charge also applies to certain annuitizations of Contract Values allocated to the General Account.

DEDUCTION FOR SEPARATE ACCOUNT INCOME TAXES

     While the Company is not currently maintaining a provision for taxes, the Company has reserved the right to establish such a provision for taxes in the future if it determines in its sole discretion, that it will incur a tax as a result of the operation of the Separate Account. The Company will deduct for any taxes incurred by it as a result of the operation of the Separate Account whether or not there was a provision for taxes and whether or not it was sufficient. (See "Taxes").

OTHER EXPENSES

     There are other deductions from and expenses paid out of the assets of the Trust which are described in the accompanying Trust Prospectus.

REDUCTION OF CHARGES FOR SALES TO CERTAIN GROUPS

     The Company may reduce the charges on individual Contracts sold to certain groups of individuals, or to a trustee, employer or other entity representing a group, where it is expected that such sales will result in savings of sales or administrative expenses. The Company determines the eligibility of groups for such reduced charges, and the amount of such reductions for particular groups, by considering the following factors: (1) the size of the group; (2) the total amount of Purchase Payments expected to be received from the group; (3) the nature of the group for which the Contracts are purchased, and the persistency expected in that group; (4) the purpose for which the Contracts are purchased and whether that purpose makes it likely that expenses will be reduced; and (5) any other circumstances which the Company believes to be relevant to determining whether reduced sales or administrative expenses may be expected. None of the reductions in charges for group sales is contractually guaranteed. Such reductions may be withdrawn or modified by the Company on a uniform basis. The Company's reductions in charges for group sales will not be unfairly discriminatory to the interests of any Contract Owners.

--------------------------------------------------------------------------------

                          DESCRIPTION OF THE CONTRACTS
--------------------------------------------------------------------------------

TRANSFER DURING ACCUMULATION PERIOD

     During the Accumulation Period, the Contract Owner, or his or her agent, may transfer Contract Values among Divisions and/or the General Account, by written request or by telephone authorization pursuant to a duly executed Telephone Transfer Authorization Form delivered to the Company at its Administrative Service Center, if applicable law permits. The Company has in place procedures which are designed to provide reasonable assurance that telephone authorizations are genuine, including tape recording all telephone communications and requesting identifying information. Accordingly, the Company and its affiliates disclaim all liability for any claim, loss or expense resulting from any alleged error or mistake in connection with a telephone transfer which was not properly authorized by the Contract Owner. However, if the Company fails to employ reasonable procedures to ensure that all telephone transfers are properly authorized, the Company may be held liable for such losses. The Company reserves the right to modify or discontinue at any time and without notice the use of telephone transfers and acceptance of telephone transfer instructions from someone other than the Contract Owner. Telephone calls authorizing transfers must be completed by 4:00 p.m. Eastern time in order to effect the transfer the day of receipt. All other transfers will be processed on the next business day.

     Transactions effecting transfer may not be made more than fifteen times in any Contract Year without charge. A charge of $25 per transaction is assessed against any transaction effecting transfer in excess of the fifteen permitted without charge in any Contract Year or, if all or part of a Contract Owner's interest in a Division is transferred to another Division, within 30 days of the Issue Date. Transfers made under the Dollar Cost Averaging Program, described below, are counted against this limitation in the same manner as other transfers. The fee will be deducted from Contract Values which remain in the Division from which the transfer was made. If the remaining Contract Value is insufficient to pay the transfer fee, then the fee will be deducted from transferred Contract Values. The transfer fee is at cost with no margin included for profit. The transfer fee may be waived, under certain circumstances, in connection with pre-approved transfer programs. Contract Owners are not permitted to transfer amounts allocated or transferred to the Target '98 Division from that Division more frequently than once every 30 days.

     This transfer privilege may be suspended, modified or terminated at any time without notice. (See "Taxes -- Diversification").

     The minimum partial transfer amount is $500. No partial transfer may be made if the value of the Contract Owner's interest in the Division from which a transfer is being made would be less than $500 after the transfer. As with initial Purchase Payments, at least $500 must be allocated to a Division before another Division is selected. These dollar amounts are subject to change at the Company's option. The Company may waive the minimum partial transfer amount in connection with pre-authorized automatic transfer programs.

     Any amounts allocated or transferred to the General Account may only be transferred from the General Account once each Contract Year during the 30-day period following the anniversary of such allocation or transfer. If a transfer request is received prior to the anniversary of an allocation or transfer, then the transfer will take effect on the next Valuation Date following the anniversary if the anniversary is not a Valuation Date. If the Company receives the transfer request within the 30 days following the anniversary of an allocation or transfer to the General Account the transfer will be effective on the next following Valuation Date. The foregoing limitations may be waived in connection with pre-authorized automatic transfer programs.

AUTOMATIC DOLLAR COST AVERAGING PROGRAM

     Contract Owners who wish to purchase units of the Separate Accounts over a period of time may be able to do so through the Dollar Cost Averaging ("DCA") Program. Under this DCA Program, a Contract Owner may authorize the automatic transfer of a fixed dollar amount ($100 minimum) or percentage of his or her choice at regular intervals from either the Money Market Portfolio, Government and Quality Bond Portfolio or the General Account to one or more of the Separate Accounts (other than the Money Market Portfolio or the Government and Quality Bond Portfolio) at the unit values determined on the dates of the transfers. The intervals between transfers from the Money Market Portfolio or Government and Quality Bond Portfolio may be monthly, quarterly, semi-annually or annually, at the option of the Contract Owner. Transfers from the General Account must be made by percentage and at quarterly intervals only and are limited to 8% of the value of the Contract Owner's interest in the General Account in any Contract Year. The theory of dollar cost averaging is that greater numbers of units are purchased at times when the unit prices are relatively low than are purchased when the prices are higher. This has the effect of reducing the aggregate average cost per unit to less than the average of the unit prices on the same purchase dates. However, participation in the DCA Program does not assure the Contract Owner of a greater profit, or any profit, from his or her purchases under the DCA Program; nor will it prevent or necessarily alleviate losses in a declining market.

     Although the various options under the DCA Program will allow transfers to be made either from the Money Market Portfolio, Government and Quality Bond Portfolio or the General Account, a Contract Owner must elect to have the transfers made exclusively from one or the other of these three sources. A Contract Owner may elect to increase, decrease or change the frequency or amount of Purchase Payments under a DCA Program. The application and any Purchase Payments should be sent to the Company at the address set forth on the first page for correspondence accompanied by payments. The Company reserves the right to modify, suspend or terminate the DCA Program at any time.

     A Contract Owner may not simultaneously participate in both the DCA Program and the Systematic Withdrawal Program. Participation in the DCA Program will be effective one week after the Company has received and approved the application to participate in the DCA Program.

MODIFICATION OF THE CONTRACT

     Only the Company's President or Secretary may approve a change or waive the provisions of the Contract. Any change or waiver must be in writing. No agent has the authority to change or waive the provisions of the Contract.

ASSIGNMENT

     Contracts issued pursuant to Non-Qualified Plans that are not subject to Title 1 of the Employee Retirement Income Security Act of 1974 ("ERISA") may be assigned by the Owner at any time during the lifetime of the Annuitant prior to the Annuity Date. The Company will not be bound by any assignment until written notice is received by the Company, c/o its Administrative Service Center. The Company is not responsible for the validity, tax or other legal consequences of any assignment. An assignment will not affect any payments the Company may make or actions it may take before it receives notice of the assignment.

     If the Contract is issued pursuant to a Qualified Plan (or a Non-Qualified Plan that is subject to Title 1 of ERISA), it may not be assigned, pledged or otherwise transferred except under such conditions as may be allowed under applicable law.

     BECAUSE AN ASSIGNMENT MAY BE A TAXABLE EVENT, CONTRACT OWNERS SHOULD CONSULT COMPETENT TAX ADVISERS SHOULD THEY WISH TO ASSIGN THEIR CONTRACTS.

DEATH OF OWNER OF NON-QUALIFIED CONTRACT

     The following section applies only if the Contract is issued on a Non-Qualified basis and if either of the two following conditions exists:

          (A) The Owner and the Annuitant are the same individual and that individual dies during the Accumulation Period; or

          (B) The Owner and Annuitant are different persons and the Owner dies during the Accumulation Period prior to the Annuitant's death.

     If either of the above conditions occurs, the following provisions apply:

          (1) If the Beneficiary is the spouse of the Owner, then the Beneficiary may elect to become the Owner and maintain the Contract in full force and effect. A spouse Beneficiary may alternatively choose to take a lump sum distribution. (See below).

          (2) If the Beneficiary is a natural person and not the spouse of the Owner, the Beneficiary can elect to have the existing Contract Value paid under one of the annuity options set forth in the Contract over a period not extending beyond the life expectancy of the Beneficiary at the time of the election, or such a Beneficiary can elect to take a lump sum distribution. (See below). Payments under any annuity option selected must begin not later than one year after the date of death of the Owner.

          (3) If there is no Beneficiary or if the Beneficiary is not a natural person, then the entire Contract Value must be paid out within five years of the Owner's death.

     The amount of a lump sum distribution is the greater of:

          (1) the current Contract Value at the time of election; or

          (2) the total amount of Purchase Payments made under the Contract less the aggregate dollar amount of any partial withdrawals and any Withdrawal Charges which were assessed at the time of withdrawal. Under this alternative election, the lump sum must be paid to the Beneficiary within five years of the Owner's death.

     If the Contract is issued pursuant to a Qualified Plan, similar provisions will apply upon the death of the Contract Owner. Purchasers acquiring Contracts pursuant to Qualified Plans should consult a qualified pension or tax adviser.

DEATH BENEFIT

     If the Annuitant dies during the Accumulation Period, a Death Benefit will be payable to the Beneficiary upon receipt by the Company of Due Proof of Death of the Annuitant.

     The Death Benefit is equal to the greater of:

          (1) the Contract Value at the end of the Valuation Period during which Due Proof of Death and an election of the type of payment to be made to the Beneficiary is received by the Company, c/o its Administrative Service Center; or

          (2) the total amount of Purchase Payments minus the amount of partial withdrawals and/or partial annuitizations and applicable contract charges; or

          (3) after the fifth Contract Year, the Contract Value at the last anniversary of the Issue Date of the Contract minus the total amount of any partial withdrawals and/or partial annuitizations made since that anniversary.

     Payment of the Death Benefit may be made in one lump sum or applied under one of the annuity options.

BENEFICIARY

     The Contract Owner may designate the Beneficiary(ies) to receive any amount payable on death. However, where a Contract is jointly owned, each joint Owner shall be a primary Beneficiary. The original Beneficiary(ies) will be named in the application. Unless an irrevocable Beneficiary(ies) designation was previously filed or unless the Contract is jointly owned, the Contract Owner may change the Beneficiary(ies) prior to the Annuity Date by written request delivered to the Company, c/o its Administrative Service Center, or by completing a Change of Beneficiary

Form provided by the Company. Any change will take effect when recorded by the Company. The Company is not liable for any payment made or action taken before it records the change.

--------------------------------------------------------------------------------

                                 ANNUITY PERIOD
--------------------------------------------------------------------------------

ANNUITY DATE

     The Contract Owner selects an Annuity Date (the date on which annuity payments are to begin) at the time of application. The Annuity Date must always be the first day of a calendar month and must be at least one month after the Issue Date. Annuity payments will begin no later than the first day of the calendar month following the Annuitant's 85th birthday. Where joint Annuitants are named, the Annuity Date may not be later than the first of the month following the 85th birthday of the youngest Annuitant. The Contract Owner may change the Annuity Date at any time at least seven days prior to the Annuity Date then indicated on the Company's records by written notice to the Company, c/o its Administrative Service Center.

     The actual dollar amount of variable annuity payments is dependent upon:
(1) the Contract Value at the time of annuitization; (2) the annuity table specified in the Contract; (3) the annuity option selected; and (4) the investment performance of the Divisions selected. In addition, if annuity option 3, Income for a Specified Period, is elected, an Annuity Charge may apply. (See "Contract Charges -- Sales Charges" and "Contract Charges -- Annuity Charge").

     The annuity tables contained in the Contract are based on a 5% assumed investment rate. If the actual net investment rate exceeds 5%, payments will increase. Conversely, if the actual rate is less than 5%, annuity payments will decrease. If a higher assumed investment rate were used, the initial payment would be higher, but the actual net investment rate would have to be higher in order for annuity payments to increase.

     The Annuitant receives the value of a fixed number of Annuity Units each month. The value of a fixed number of Annuity Units will reflect the investment performance of the Divisions elected, and the amount of each annuity payment will vary accordingly.

ALLOCATION OF ANNUITY PAYMENTS

     If all of the Contract Value on the seventh calendar day before the Annuity Date is allocated to the General Account, the Annuity will be paid as a fixed annuity. If all of the Contract Value on that date is allocated to the Separate Account, the Annuity will be paid as a Variable Annuity. If the Contract Value on that date is allocated to both the General Account and the Separate Account, the Annuity will be paid as a combination of a fixed annuity and a Variable Annuity to reflect the allocation between the Accounts. Variable Annuity payments will reflect the investment performance of the Separate Account Divisions. The payee(s) may, by written notice to the Company, convert Variable Annuity payments to fixed annuity Payments. However, fixed annuity Payments may not be converted to Variable Annuity payments.

ANNUITY OPTIONS

     The Contract Owner, or any Beneficiary who is so entitled, may elect to receive a lump sum at the end of the Accumulation Period. However, a lump sum distribution may be deemed to be a withdrawal, and at least a portion of it may be subject to federal income tax. (See "Taxes -- Tax Treatment of Withdrawals -- Non-Qualified Contracts" and "Tax Treatment of
Withdrawals -- Qualified Contracts"). Alternatively, an annuity option may be elected. The Contract Owner may elect an annuity option or change an annuity option at any time during the lifetime of the Annuitant prior to the Annuity Date. The Annuitant may make the election on the Annuity Date unless the Contract Owner has restricted the right to make such an election. The Beneficiary may elect an annuity option upon the Annuitant's death unless the Contract Owner has restricted this right.

     If no other annuity option is elected, monthly annuity payments will be made in accordance with annuity option 1 below with a 10 year period certain. Generally, annuity payments will be made in monthly installments. However, if the amount available to apply under an annuity option is less than $2,000, the Company has the right to pay the annuity in one lump sum. In addition, if the first payment provided would be less than $20, the Company shall have the right to change the frequency of payments to be at quarterly, semi-annual or annual intervals so as to result in an initial payment of at least $20.

     Contract Owners may elect to have annuity payments electronically wired to his or her financial institution by completing the instructions on the Electronic Fund Transfer Form or by written request delivered to the Company at its Administrative Service Center. A voided check (for checking accounts), the account number and bank ABA number must accompany all requests. Electronic transfers may also be requested on the Annuity Option Selection Form. The Company reserves the right to modify, suspend or terminate the availability of electronic fund transfers at any time.

     The following annuity options are generally available under the Contract. However, there may be restrictions in the retirement plan pursuant to which a Contract issued on a qualified basis has been purchased.

OPTION 1 -- LIFE INCOME WITH INSTALLMENTS GUARANTEED

     An annuity payable monthly during the lifetime of the payee. Upon election a guaranteed payment period of either 10 years or 20 years may be chosen. If the payee dies before the end of the guaranteed period, the present value, based on a 5% annual interest rate, of any remaining guaranteed payments will be paid to the payee's estate or to the Beneficiary.

OPTION 2 -- JOINT AND SURVIVOR ANNUITY

     An annuity payable monthly while both payees are living. Upon the death of either payee, the monthly income payable will continue during the lifetime of the surviving payee at the percentage of the full amount chosen at the time of election of this annuity option. This is the automatic form of annuity where joint Annuitants are named, but a different option may be elected.

     Annuity payments terminate automatically and immediately upon the death of the surviving payee without regard to the number or total amount of payments received.

     There is no minimum number of guaranteed payments and it is possible to have only one annuity payment if both payees die before the due date of the second payment.

     No Annuity Charge applies if either option 1 or option 2 is elected.

OPTION 3 -- INCOME FOR A SPECIFIED PERIOD

     If Purchase Payments were made in the Contract Year in which annuity payments are to begin or in any of the four preceding Contract Years, an Annuity Charge may apply. The Annuity Charge equals the Withdrawal Charge that would apply if the Contract were being surrendered. No Annuity Charge will be assessed if annuity option 3 is elected by a Beneficiary under the Death Benefit.

     Under this option, a payee can elect an annuity payable monthly for any period of years from 5 to 30. This election must be made for full 12 month periods. In the event the payee dies before the specified number of payments has been made, the Beneficiary may elect to continue receiving the scheduled payments or may alternatively elect to receive the present value, based on a 5% annual interest rate, of any remaining guaranteed payments. Because Contract Values are redeemable even after the Annuity Date under this option at any time while payments are being made, the payee may elect to receive the present value of the remaining payments, commuted at the interest rate used to create the annuity factor for this option.

     The value of an Annuity Unit, regardless of the option chosen, takes into account the Mortality and Expense Risk Charge. (See "Contract Charges -- Mortality and Expense Risk Charge"). Since annuity option 3, Income for a Specified Period, does not contain an element of mortality risk, the payee is not getting the benefit of this Charge. There shall be no right to terminate the Contract during the Annuity Period if the option elected contains an element of mortality risk.

OTHER OPTIONS

     At the sole discretion of the Company, other annuity options may be made available to the Contract Owner. However, to the extent that Withdrawal Charges would otherwise apply to a withdrawal or termination, the identical Withdrawal Charge may apply with respect to any additional options.

     With respect to Contracts issued under Sections 401, 403(b) or 408 of the Code, any payments will be made only to the Annuitant and the Annuitant's spouse.

TRANSFER DURING ANNUITY PERIOD

     During the Annuity Period, the payee has the sole right to transfer the Contract Value to the General Account and/or among Separate Account Division(s) by written request to the Company. The following limitations apply:

          (1) No transfer to a Separate Account Division may be made during the first year of the Annuity Period. Thereafter, only one transfer per Division is permitted during each Contract Year of the Annuity Period.

          (2) The entire value in a Separate Account Division must be transferred.

          (3) The request for transfer must be received by the Company, c/o its Administrative Service Center, during the 45 days preceding the anniversary of the Contract's Issue Date. The transfer will be effected at the next Annuity Unit value calculation after receipt of a valid transfer request which meets the limitations and conditions as are prescribed for transfers during the Accumulation Period. (See "Transfer During Accumulation Period").

          (4) The amount allocated to the General Account in the event of a transfer from a Separate Account Division will be equal to the annuity reserve for the payee's interest in that Separate Account Division. The annuity reserve is the product of "(A)" multiplied by "(B)" multiplied by "(C)", where "(A)" is the number of Annuity Units representing the payee's interest in the Separate Account Division per annuity payment; "(B)" is the Annuity Unit value for the Separate Account Division; and "(C)" is the present value of $1.00 per payment period as of the adjusted age of the payee attained at the time of transfer, determined by using the 1983 Table A, projected at Scale G with interest at the rate of 5% per annum. Amounts transferred to the General Account will be applied under the annuity option originally elected, except that adjustment will be made for the time elapsed since the Annuity Date. All amounts and Annuity Unit values will be determined as of the end of the Valuation Period preceding the effective date of transfer.

          (5) The transfer privilege may be suspended or discontinued at any time.

DEATH BENEFIT DURING ANNUITY PERIOD

     If the payee dies after the Annuity Date while the Contract is in force, the death proceeds, if any, will depend upon the annuity option in effect at the time of the payee's death. If the Owner or Annuitant, if different, dies after the Annuity Date and before the entire interest in the Contract has been distributed, the remaining interest, if any, as provided for in the annuity option elected will be distributed at least as rapidly as under the method of distribution in effect at the Owner's or Annuitant's death.

--------------------------------------------------------------------------------

                          PURCHASES AND CONTRACT VALUE
--------------------------------------------------------------------------------

MINIMUM PURCHASE PAYMENT

     The minimum initial Purchase Payment for Contracts issued pursuant to a Non-Qualified Plan is $1,000. Minimum additional Purchase Payments may be made in amounts of $500. The minimum Purchase Payment for a Contract issued pursuant to a Qualified Plan is $100. A minimum of $500 must be allocated to one Division or the General Account before transfers are permitted. (See "Description of the Contracts -- Transfer During Accumulation Period"). The Company reserves the right to refuse any Purchase Payment at any time.

MAXIMUM PURCHASE PAYMENT

     Purchase Payments of more than $1,000,000 require prior Company approval.

ALLOCATION OF PURCHASE PAYMENTS

     Purchase Payments are allocated to the General Account and/or the Division(s) of the Separate Account selected by the Contract Owner. The current General Account allocation option pays a fixed rate of interest declared by the Company for one year from the date amounts are allocated to it. The Company, at its discretion, may offer other General Account allocation options which are subject to different terms and conditions than apply to the current option.

     Contract Owners making initial Purchase Payments should be sure to specify their allocations on the application for a Contract. If the application is in good order, the Company will apply the initial Purchase Payment to the General Account and the selected Division(s), and credit the Contract with Accumulation Units within two business days of receipt at the P.O. Box for the Company's Administrative Service Center. The number of Accumulation Units in a Division attributable to a Purchase Payment is determined by dividing that portion of the Purchase Payment which is allocated to the Division by the Division's Accumulation Unit value during the Valuation Period when the allocation occurs.

     IF THE APPLICATION DOES NOT SPECIFY AN ALLOCATION, THE APPLICATION IS NOT IN GOOD ORDER.

     If the application for a Contract is not in good order, the Company will attempt to rectify it within five business days of its receipt at the P.O. Box for the Company's Administrative Service Center. The Company will credit the initial Purchase Payment within two business days after the application has been rectified. Unless the Contract Owner consents otherwise, the application and the initial Purchase Payment will be returned if the application cannot be put in good order within five business days of its receipt.

     Just like Contract Owners making initial Purchase Payments, Contract Owners making subsequent Purchase Payments should be sure to specify how they want their payments allocated. OTHERWISE, THE COMPANY WILL AUTOMATICALLY PROCESS THE PURCHASE PAYMENT BASED ON THE PREVIOUS ALLOCATION.

     A Contract Owner may elect to increase, decrease or change the frequency or amount of Purchase Payments. The application and any Purchase Payments should be sent to the Company at its Administrative Service Center.

ACCUMULATION UNIT VALUE

     Accumulation Unit value is determined Monday through Friday (except for the following Federal holidays) as of 4:00 p.m. New York time.

  New Year's Day       Independence Day
  President's Day      Labor Day
  Good Friday          Thanksgiving
  Memorial Day         Christmas Day

     A separate Accumulation Unit value is determined for each Division. If the Company elects or is required to assess a charge for taxes, a separate Accumulation Unit value may be calculated for Non-Qualified and Qualified Contracts within each Division.

     The net assets are determined by calculating the total value of each Division's assets (that is, the aggregate value of the shares of the Portfolio of the Trust held by the Division). After calculation of the net assets of a Division, that amount is reduced by the accrued but unpaid daily charge for mortality and expense risks and administration expense (which together amount to 1.40% per annum) and any provision for taxes which may occur. After that calculation, the resulting number is then divided by the number of Accumulation Units outstanding at the end of the Valuation Period to determine Accumulation Unit value.

     The Accumulation Unit value for each Division will vary with the price of a share in the underlying Portfolio and in accordance with the Mortality and Expense Risk Charge, Administrative Expense Charge, and any provision for taxes. Assessments of Withdrawal Charges and Records Maintenance Charges are made separately for each Contract. They do not affect Accumulation Unit value.

DISTRIBUTION OF CONTRACTS

     The Contracts are only available in the State of New York.

     Contracts are sold by registered representatives of broker-dealers who are licensed insurance agents of the Company, either individually or through an incorporated insurance agency. Commissions paid to registered representatives may vary, but in the aggregate are not anticipated to exceed 5% of any Purchase Payment.

     SunAmerica Capital Services, Inc., located at 733 Third Avenue, New York, New York 10017 serves as distributor of the Contracts. SunAmerica Capital Services, Inc., an indirect wholly owned subsidiary of SunAmerica Inc., is registered as a broker-dealer under the Securities Exchange Act of 1934, as amended, and is a member of the National Association of Securities Dealers, Inc.

WITHDRAWALS (REDEMPTIONS)

     Except as explained below, the Contract Owner may redeem a Contract for all or a portion of the Contract Value during the Accumulation Period. The Contract Owner may also redeem Contract Values after the Annuity Date if annuity option 3 is elected. Withdrawal Charges may be assessed. (See "Contract Charges -- Withdrawal Charge").

     Effective January 1, 1989, withdrawals of amounts attributable to contributions made pursuant to a salary reduction agreement (as defined in Section 403(b)(11) of the Code) are limited to circumstances only: when the Contract Owner attains age 59 1/2, separates from service, dies, becomes disabled (within the meaning of Section 72(m)(7) of the Code), or in the case of hardship. Withdrawals for hardship are restricted to the portion of the Contract Owner's Contract Value which represents contributions made by the Contract Owner and does not include any investment results. These limitations on withdrawals apply to: (1) salary reduction contributions made after December 31, 1988; (2) income attributable to such contributions; and (3) income attributable to amounts held as of December 31, 1988. The limitations on withdrawals do not affect rollovers or exchanges between certain Qualified Plans. Tax penalties may also apply. (See "Taxes -- Tax Sheltered Annuities -- Withdrawal Limitations").

     While the foregoing limitations only apply to certain contracts issued in connection with 403(b) Qualified Plans, all Contract Owners should seek competent tax advice regarding any withdrawals or distributions.

     Except in connection with the Systematic Withdrawal Program, the minimum partial withdrawal amount is $500, or the Owner's entire interest in the Division from which a withdrawal is requested. The Owner's interest in the Division from which the withdrawal is requested must be at least $500 after the withdrawal is completed if anything is left in that Division.

     A written withdrawal request or Systematic Withdrawal Program enrollment form, as the case may be, must be sent to the Company, c/o its Administrative Service Center. The required form will not be in good order unless it includes the Contract Owner's Tax I.D. Number (e.g., Social Security Number) and provides instructions regarding withholding of income taxes. The Company provides the required forms.

     If the request is for total withdrawal, the Contract or a Lost Contract Affidavit (which may be obtained by calling the Company's Administrative Service Center) must be submitted as well. The Withdrawal Value is determined on the basis of the Accumulation Unit values next computed following receipt of a request in proper order. The Withdrawal Value will be paid within seven days after the day a proper request is received by the Company. However, the Company may suspend the right of withdrawal or delay payment more than seven days: (1) during any period when the New York Stock Exchange is closed (other than customary weekend and holiday closings); (2) when trading on the markets the Separate Account or Portfolios normally utilize is restricted or an emergency exists as determined by the Securities and Exchange Commission so that disposal of the Separate Account's or a Portfolio's investments or determination of Accumulation Unit value is not reasonably practicable; or (3) for such other periods as the Securities and Exchange Commission, by order, may permit for protection of Contract Owners.

SYSTEMATIC WITHDRAWAL PROGRAM

     Certain Participants of Nonqualified Plan Contracts and Contracts issued in connection with IRAs may choose to withdraw amounts which in the aggregate add up to a maximum of 10% of their Purchase Payments annually pursuant to a Systematic Withdrawal Program without charge. Withdrawals are taxable and a 10% federal tax penalty may apply to withdrawals before age 59 1/2. Participants must complete an enrollment form which describes the program and send it to the Company, c/o its Administrative Service Center. Participation in the Systematic Withdrawal Program may be elected at the time the Contract is issued or on any date prior to the Annuity Date. Depending on fluctuations in the net asset value of the Portfolios, systematic withdrawals may reduce or even exhaust Contract Value. The minimum systematic withdrawal amount is $250 per withdrawal.

     Amounts withdrawn under to the Systematic Withdrawal Program may be electronically wired to the Contract Owner's financial institution by completing the instructions on the Electronic Fund Transfer Form or by written request delivered to the Company at its Administrative Service Center. A voided check (for checking accounts), the account number and bank ABA number must accompany all requests. Electronic transfers may also be requested on the Systematic Withdrawal Request Form. The Company reserves the right to modify, suspend or terminate the Systematic Withdrawal Progam and the availability of electronic fund transfers at any time.

ERISA PLANS

     Spousal consent may be required when a married Contract Owner seeks a distribution from a Contract that has been issued in connection with a Qualified Plan or a Non-Qualified Plan that is subject to Title I of ERISA. Owners should obtain competent advice.

MINIMUM CONTRACT VALUE

     If the Contract Value is less than $500 and no Purchase Payments have been made during the previous three full calendar years, the Company reserves the right, after 60 days written notice to the Owner, to terminate the Contract and distribute the Withdrawal Value to the Owner. This privilege will be exercised only if the Contract Value has been reduced to less than $500 as a result of withdrawals. In no instance shall such termination occur if the value has fallen below $500 due to either decline in Accumulation Unit value or the imposition of fees and charges.
--------------------------------------------------------------------------------

                                 ADMINISTRATION
--------------------------------------------------------------------------------

     The Company has primary responsibility for all administration of the Contracts and the Separate Account. Its Administrative Service Center is located at P.O. Box 54299, Los Angeles, California 90054-0299 and its telephone number is (800) 99-NYSUN.

     The administrative services provided include, but are not limited to: issuance of the Contracts; maintenance of Contract Owner records; Contract Owner services; calculation of unit values; and preparation of Contract Owner reports.

     Contract statements and transaction confirmations are mailed to Contract Owners at least quarterly. Contract Owners should read their statements carefully and verify their accuracy. Questions about periodic statements should be communicated to the Company promptly. The Company will investigate all complaints and make any necessary adjustments retroactively, provided that it has received notice of a potential error within 30 days after the date the Contract Owner receives the questioned statement. If the Company has not received notice of a potential error within this time, any adjustment shall be made as of the date that the Administrative Service Center receives notice of the potential error.

--------------------------------------------------------------------------------

                                     TAXES
--------------------------------------------------------------------------------

     NOTE: THE FOLLOWING DESCRIPTION IS BASED UPON THE COMPANY'S UNDERSTANDING OF CURRENT FEDERAL INCOME TAX LAW APPLICABLE TO ANNUITIES IN GENERAL. THE COMPANY CANNOT PREDICT THE PROBABILITY THAT ANY CHANGES IN SUCH LAWS WILL BE MADE. PURCHASERS ARE CAUTIONED TO SEEK COMPETENT TAX ADVICE REGARDING THE POSSIBILITY OF SUCH CHANGES. THE COMPANY DOES NOT GUARANTEE THE TAX STATUS OF THE CONTRACTS. PURCHASERS BEAR THE COMPLETE RISK THAT THE CONTRACTS MAY NOT BE TREATED AS "ANNUITY CONTRACTS" UNDER FEDERAL INCOME TAX LAWS.

GENERAL

     Section 72 of the Code governs taxation of annuities in general. A Contract Owner is not taxed on increases in the value of a Contract until distribution occurs, either in the form of a lump sum payment or as annuity payments under the annuity option elected. For a lump sum payment received as a total surrender (total redemption), the recipient is taxed on the portion of the payment that exceeds the cost basis of the Contract. For a payment received as a withdrawal (partial redemption), federal tax liability is determined on a last-in-first-out basis, meaning taxable income is withdrawn before the cost basis of the Contract is withdrawn. For Non-Qualified Contracts, the cost basis is generally the Purchase Payments, while for Qualified Contracts there may be no cost basis. The taxable portion of the lump sum payment is taxed at ordinary income tax rates. Tax penalties may also apply.

     For annuity payments, the taxable portion is determined by a formula which establishes the ratio that the cost basis of the Contract bears to the total value of annuity payments for the term of the annuity Contract. The taxable portion is taxed at ordinary income tax rates. For certain types of Qualified Plans there may be no cost basis in the

Contract within the meaning of Section 72 of the Code. Contract Owners, Annuitants and Beneficiaries under the Contracts should seek competent financial advice about the tax consequences of distributions under the retirement plan under which the Contracts are purchased.

     The Company is taxed as a life insurance company under the Code. For federal income tax purposes, the Separate Account is not a separate entity from the Company and its operations form a part of the Company.

WITHHOLDING TAX ON DISTRIBUTIONS

     The Code generally requires the Company (or, in some cases, a plan administrator) to withhold tax on the taxable portion of any distribution or withdrawal from a Contract. For "eligible rollover distributions" from Contracts issued under certain types of Qualified Plans, 20% of the distribution must be withheld, unless the payee elects to have the distribution "rolled over" to another eligible plan in a direct "trustee to trustee" transfer. This requirement is mandatory and cannot be waived by the Contract Owner. Withholding on other types of distributions can be waived.

     An "eligible rollover distribution" is the estimated taxable portion of any amount received by a covered employee from a plan qualified under section 401(a) or 403(a) of the Code, or from a tax-sheltered annuity qualified under section 403(b) of the Code (other than (1) annuity payments for the life (or life expectancy) of the employee, or joint lives (or joint life expectancies) of the employee and his or her designated Beneficiary, or for a specified period of ten years or more; and (2) distributions required to be made under the Code). Failure to "roll over" the entire amount of an eligible rollover distribution (including an amount equal to the 20% portion of the distribution that was withheld) could have adverse tax consequences, including the imposition of a penalty tax on premature withdrawals, described later in this section.

     Withdrawals or distributions from a Contract other than eligible rollover distributions are also subject to withholding on the estimated taxable portion of the distribution, but the Contract Owner may elect in such cases to waive the withholding requirement. If not waived, withholding is imposed (1) for periodic payments, at the rate that would be imposed if the payments were wages, or (2) for other distributions, at the rate of 10%. If no withholding exemption certificate is in effect for the payee, the rate under (1) above is computed by treating the payee as a married individual claiming 3 withholding exemptions.

DIVERSIFICATION

     Section 817(h) of the Code imposes certain diversification standards on the underlying assets of variable annuity contracts. The Code provides that a variable annuity contract will not be treated as an annuity contract for any period (and any subsequent period) for which the investments are not adequately diversified, in accordance with regulations prescribed by the United States Treasury Department ("Treasury Department"). Disqualification of the Contract as an annuity contract would result in imposition of federal income tax to the Contract Owner with respect to earnings allocable to the Contract prior to the receipt of payments under the Contract. The Code contains a safe harbor provision which provides that annuity contracts such as the Contracts meet the diversification requirements if, as of the close of each quarter, the underlying assets meet the diversification standards for a regulated investment company, and no more than 55% of the total assets consist of cash, cash items, U.S. Government securities and securities of other regulated investment companies.

     The Treasury Department has issued Regulations which establish diversification requirements for the investment portfolios underlying variable contracts such as the Contracts. The Regulations amplify the diversification requirements for variable contracts set forth in the Code and provide an alternative to the safe harbor provision described above. Under the Regulations an investment portfolio will be deemed adequately diversified if: (1) no more than 55% of the value of the total assets of the portfolio is represented by any one investment; (2) no more than 70% of the value of the total assets of the portfolio is represented by any two investments; (3) no more than 80% of the value of the total assets of the portfolio is represented by any three investments; and (4) no more than 90% of the value of the total assets of the portfolio is represented by any four investments. For purposes of determining whether or not the diversification standards imposed on the underlying assets of variable contracts by Section 817(h) of the Code have been met, "each United States government agency or instrumentality shall be treated as a separate issuer."

     The Company intends that each Portfolio of the Trust underlying the Contracts will be managed by the investment adviser for the Trust in such a manner as to comply with these diversification requirements.

MULTIPLE CONTRACTS

     Multiple annuity contracts which are issued within a calendar year to the same contract owner by one company or its affiliates are treated as one annuity contract for purposes of determining the tax consequences of any distribution. Such treatment may result in adverse tax consequences including more rapid taxation of the distributed amounts from such combination of contracts. The Company believes that Congress intended to affect the purchase of multiple deferred annuity contracts which may have been purchased to avoid withdrawal income tax treatment. Contract Owners should consult a tax adviser prior to purchasing more than one annuity contract in any calendar year.

TAX TREATMENT OF ASSIGNMENTS

     An assignment of a Contract may be a taxable event and may be prohibited by ERISA in some circumstances. Contract Owners should therefore consult competent tax advisers should they wish to assign their Contracts.

TAX TREATMENT OF WITHDRAWALS -- NON-QUALIFIED CONTRACTS

     Section 72 of the Code governs treatment of distributions from annuity contracts. It provides that if the Contract Value exceeds the aggregate Purchase Payments made, any amount withdrawn not in form of an annuity payment will be treated as coming first from the earnings and then, only after the income portion is exhausted, as coming from the principal. Withdrawn earnings are includible in a taxpayer's gross income. Section 72 further provides that a 10% penalty will apply to the income portion of any premature distribution. The penalty is not imposed on amounts received: (1) after the taxpayer reaches
59 1/2; (2) upon the death of the Contract Owner; (3) if the taxpayer is totally disabled; (4) in a series of substantially equal periodic payments made for the life of the taxpayer or for the joint lives of the taxpayer and his Beneficiary;
(5) under an immediate annuity; or (6) which are allocable to purchase payments made prior to August 14, 1982.

     The above information applies to Qualified Contracts issued pursuant to
Section 457 of the Code, but does not apply to other Qualified Contracts. Separate tax withdrawal penalties and restrictions apply to Qualified Contracts. (See "Tax Treatment of Withdrawals -- Qualified Contracts").

QUALIFIED PLANS

     The Contracts offered by this Prospectus are designed to be suitable for use under various types of Qualified Plans. Taxation of participants in each Qualified Plan varies with the type of plan and the terms and conditions of each specific plan. Contract Owners, Annuitants and Beneficiaries are cautioned that benefits under a Qualified Plan may be subject to the terms and conditions of the plan, regardless of the terms and conditions of the contracts issued pursuant to the plan.

     Following are general descriptions of the types of Qualified Plans with which the Contracts may be used. Such descriptions are not exhaustive and are for general informational purposes only. The tax rules regarding Qualified Plans are very complex and will have differing applications depending on individual facts and circumstances. Each purchaser should obtain competent tax advice prior to purchasing a Contract issued under a Qualified Plan.

     Contracts issued pursuant to Qualified Plans include special provisions restricting Contract provisions that may otherwise be available and described in this Prospectus. Generally, Contracts issued pursuant to Qualified Plans are not transferable except upon surrender or annuitization. Various penalty and excise taxes may apply to contributions or distributions made in violation of applicable limitations. Furthermore, certain withdrawal penalties and restrictions may apply to surrenders from Qualified Contracts. (See "Tax Treatment of Withdrawals -- Qualified Contracts").

    (a) H.R. 10 PLANS

          Section 401 of the Code permits self-employed individuals to establish Qualified Plans for themselves and their employees, commonly referred to as "H.R. 10" or "Keogh" plans. Contributions made to the plan for the benefit of the employees will not be included in the gross income of the employees until distributed from the plan. The tax consequences to participants may vary depending upon the particular plan design. However, the Code places limitations and restrictions on all plans on such items as: amounts of allowable contributions; form, manner and timing of distributions; vesting and nonforfeitability of interests; nondiscrimination in eligibility and participation; and the tax treatment of distributions, withdrawals and surrenders. (See "Tax Treatment of

     Withdrawals -- Qualified Contracts"). Purchasers of Contracts for use with an H.R. 10 Plan should obtain competent tax advice as to the tax treatment and suitability of such an investment.

    (b) TAX-SHELTERED ANNUITIES

          Section 403(b) of the Code permits the purchase of "tax-sheltered annuities" by public schools and certain charitable, educational and scientific organizations described in Section 501(c)(3) of the Code. These qualifying employers may make contributions to the Contracts for the benefit of their employees. Such contributions are not includible in the gross income of the employee until the employee receives distributions from the Contract. The amount of contributions to the tax-sheltered annuity is limited to certain maximums imposed by the Code. Furthermore, the Code sets forth additional restrictions governing such items as transferability, distributions, nondiscrimination and withdrawals. (See "Tax Treatment of Withdrawals -- Qualified Contracts"). Any employee should obtain competent tax advice as to the tax treatment and suitability of such an investment.

    (c) INDIVIDUAL RETIREMENT ANNUITIES

          Section 408(b) of the Code permits eligible individuals to contribute to an individual retirement program known as an "Individual Retirement Annuity" ("IRA"). Under applicable limitations, certain amounts may be contributed to an IRA which will be deductible from the individual's gross income. These IRAs are subject to limitations on eligibility, contributions, transferability and distributions. (See "Tax Treatment of Withdrawals -- Qualified Contracts"). Under certain conditions, distributions from other IRAs and other Qualified Plans may be rolled over or transferred on a tax-deferred basis into an IRA. Sales of Contracts for use with IRAs are subject to special requirements imposed by the Code, including the requirement that certain informational disclosure be given to persons desiring to establish an IRA. Purchasers of Contracts to be qualified as IRAs should obtain competent tax advice as to the tax treatment and suitability of such an investment.

    (d) CORPORATE PENSION AND PROFIT-SHARING PLANS

          Sections 401(a) and 401(k) of the Code permit corporate employers to establish various types of retirement plans for employees. These retirement plans may permit the purchase of the Contracts to provide benefits under the plan. Contributions to the plan for the benefit of employees will not be includible in the gross income of the employee until distributed from the plan. The tax consequences to participants may vary depending upon the particular plan design. However, the Code places limitations on all plans on such items as amount of allowable contributions; form, manner and timing of distributions; vesting and nonforfeitability of interests; nondiscrimination in eligibility and participation; and the tax treatment of distributions, withdrawals and surrenders. (See "Tax Treatment of Withdrawals -- Qualified Contracts"). Purchasers of Contracts for use with corporate pension or profit sharing plans should obtain competent tax advice as to the tax treatment and suitability of such an investment.

TAX TREATMENT OF WITHDRAWALS -- QUALIFIED CONTRACTS

     Section 72(t) of the Code imposes a 10% penalty tax on the taxable portion of any early distribution from qualified retirement plans, including contracts issued and qualified under Code Sections 401 (H.R. 10 and Corporate Pension and Profit Sharing Plans), 403(b) (Tax-Sheltered Annuities) and 408(b) (IRAs).

     The tax penalty will not apply to the following distributions: (1) if distribution is made on or after the date on which the Contract Owner or Annuitant (as applicable) reaches age 59 1/2; (2) distributions following the death or disability of the Contract Owner or Annuitant (as applicable) (for this purpose "disability" is defined in Section 72(m)(7) of the Code); (3) distributions that are part of substantially equal periodic payments made not less frequently than annually for the life (or life expectancy) of the Contract Owner or Annuitant (as applicable) or the joint lives (or joint life expectancies) of such Contract Owner or Annuitant (as applicable) and his or her designated Beneficiary; (4) distributions to a Contract Owner or Annuitant (as applicable) who has separated from service after he or she has attained age 55;
(5) distributions made to the Contract Owner or Annuitant (as applicable) to the extent such distributions do not exceed the amount allowable as a deduction under Code Section 213 to the Contract Owner or Annuitant (as applicable) for amounts paid during the taxable year for medical care; and (6) distributions made to an alternate payee pursuant to a qualified domestic relations order.

     The exceptions stated in items (4), (5) and (6) above do not apply in the case of an IRA.

     The taxable portion of a withdrawal or distribution from Contracts issued under certain types of plans may, under some circumstances, be "rolled over" into another eligible plan so as to continue to defer income tax on the taxable portion. Effective January 1, 1993, such treatment is available for any "eligible rollover distribution" made by certain types of plans (as described above under "Taxes -- Withholding Tax on Distributions") that is transferred within 60 days of receipt into a plan qualified under section 401(a) or 403(a) of the Code, a tax-sheltered annuity, an IRA, or an individual retirement account described in section 408(a) of the Code. Plans making such eligible rollover distributions are also required, with some exceptions specified in the Code, to provide for a direct "trustee to trustee" transfer of the distribution to the transferee plan designated by the recipient.

TAX SHELTERED ANNUITIES -- WITHDRAWAL LIMITATIONS

     The Tax Reform Act of 1986, effective January 1, 1989, limits the withdrawal of amounts attributed to contributions made pursuant to a salary reduction agreement (as defined in Section 403(b)(11) of the Code) to circumstances only: when the Contract Owner attains age 59 1/2, separates from service, dies, becomes disabled (within the meaning of Section 72(m)(7) of the Code), or in the case of hardship. Withdrawals for hardship are restricted to the portion of the Contract Owner's Contract Value which represents contributions by the Contract Owner and does not include any investment results. These limitations on withdrawals apply only to salary reduction contributions made after December 31, 1988, to income attributable to such contributions, and to income attributable to amounts held as of December 31, 1988. The limitations on withdrawals do not affect rollovers or exchanges between certain Qualified Plans. Contract Owners should consult their own tax counsel or other tax adviser regarding any distributions.

DEFERRED COMPENSATION PLANS -- SECTION 457

     Under Section 457 of the Code, governmental and certain other tax exempt employers may establish deferred compensation plans for the benefit of their employees which may invest in annuity contracts. The Code, as in the case of Qualified Plans, establishes limitations and restrictions on eligibility, contributions, and distributions. Under these plans, contributions made for the benefit of the employees will not be includible in the employees' gross income until distributed from the plan. However, under a 457 plan all the plan assets shall remain solely the property of the employer, subject only to the claims of the employer's general creditors until such time as made available to a participant or a beneficiary.

--------------------------------------------------------------------------------

                               LEGAL PROCEEDINGS
--------------------------------------------------------------------------------

     There are no legal proceedings to which the Separate Account is a party or to which the assets of the Separate Account are subject. The Company is engaged in various kinds of routine litigation that in the Company's judgment will not have a material adverse impact upon the Company's financial position.

--------------------------------------------------------------------------------

                               TABLE OF CONTENTS

                   OF THE STATEMENT OF ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

ITEM                                                                                        PAGE
                                                                                            ----
COMPANY...................................................................................    1

INDEPENDENT ACCOUNTANTS...................................................................    1

DISTRIBUTOR...............................................................................    1

PERFORMANCE DATA..........................................................................    1

  Money Market Division...................................................................    2

  Other Divisions.........................................................................    3

ANNUITY PAYMENTS..........................................................................    4

  Annuity Unit Value......................................................................    4

  Amount of Annuity Payments..............................................................    5

  Subsequent Monthly Payments.............................................................    5

FINANCIAL STATEMENTS......................................................................    5

Please forward a copy (without charge) of the Statement of Additional Information concerning ICAP II Variable Annuity Contracts issued by First SunAmerica Life Insurance Company to:

              (Please print or type and fill in all information.)

------------------------------------------------------------------------------
  Name

------------------------------------------------------------------------------
  Address

------------------------------------------------------------------------------
  City/State/Zip

------------------------------------------------------------------------------

Date: ________________________   Signed: _____________________________________

Return to: First SunAmerica Life Insurance Company, Annuity Service Center, P.O. Box 54299, Los Angeles, California 90054-0299.

                                                 Filed pursuant to Rule 497(c)
                                                 of the Securities Act of 1933
                                                 File Nos. 33-39888 and 811-6313


                       STATEMENT OF ADDITIONAL INFORMATION


                      INDIVIDUAL FLEXIBLE PREMIUM DEFERRED
                           VARIABLE ANNUITY CONTRACTS


                                    issued by

                          VARIABLE ANNUITY ACCOUNT ONE

                                       of

                     FIRST SUNAMERICA LIFE INSURANCE COMPANY




                THIS IS NOT A PROSPECTUS. THIS STATEMENT OF ADDITIONAL INFORMATION SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS FOR THE INDIVIDUAL FLEXIBLE PREMIUM DEFERRED VARIABLE ANNUITY CONTRACTS WHICH ARE REFERRED TO HEREIN.


                THE PROSPECTUS CONCISELY SETS FORTH INFORMATION THAT A PROSPECTIVE INVESTOR OUGHT TO KNOW BEFORE INVESTING. FOR A COPY OF THE PROSPECTUS DATED JANUARY 28, 1997, AS IT MAY BE SUPPLEMENTED, CALL OR WRITE THE COMPANY AT P.O. BOX 54299, LOS ANGELES, CALIFORNIA 90054-0299, OR BY CALLING
(800) 99-NYSUN.




                THIS STATEMENT OF ADDITIONAL INFORMATION IS DATED

                             JANUARY 28, 1997

                                TABLE OF CONTENTS


Item                                                          Page

Company.......................................................1

Independent Accountants.......................................1

Distributor...................................................1

Performance Data..............................................1
   Money Market Division......................................2
   Other Divisions............................................3

Annuity Payments..............................................4
   Annuity Unit Value.........................................4
   Amount of Annuity Payments.................................5
   Subsequent Monthly Payments................................5

Financial Statements..........................................5

                                     COMPANY

         Information regarding First SunAmerica Life Insurance Company (the "Company") and its ownership is contained in the Prospectus.


                             INDEPENDENT ACCOUNTANTS


         The financial statements of the Company as of September 30, 1996 and 1995 and for each of the three years in the period ended September 30, 1996 are presented in this Statement of Additional Information. The financial statements of the Company should be considered only as bearing on the ability of the Company to meet its obligation under the Contracts. The financial statements of the Separate Account as of December 31, 1995 and for each of the two years in the period ended December 31, 1995, also are included in this Statement of Additional Information.


         Price Waterhouse LLP, 400 South Hope Street, Los Angeles, California 90071, serves as the independent accountants for the Separate Account and the Company. The financial statements referred to above included in this Statement of Additional Information have been so included in reliance on the reports of Price Waterhouse LLP, independent accountants, given on the authority of said firm as experts in auditing and accounting.


                                   DISTRIBUTOR

         The Contracts are sold by licensed insurance agents, where the Contracts may be lawfully sold, who are registered representatives of broker-dealers which are registered under the Securities Exchange Act of 1934 and are members of the National Association of Securities Dealers, Inc.

         The offering is on a continuous basis.

         Effective January 28, 1994, the Contracts are offered through the distributor for the Separate Account, SunAmerica Capital Services, Inc., 733 Third Avenue, 4th Floor, New York, New York 10017, which is an indirect wholly owned subsidiary of SunAmerica Inc. Prior to this time, Royal Alliance Associates, Inc. and SunAmerica Securities, Inc., both affiliates of SunAmerica Capital Services, Inc. and located at 733 Third Avenue, 4th Floor, New York, New York 10017 and 2201 East Camelback Road, Phoenix, Arizona 85016, respectively, served as co-distributors of the Contracts. Royal Alliance Associates, Inc. and SunAmerica Capital Services, Inc. are each an indirect, wholly-owned subsidiary of SunAmerica Inc.

         For the year ended December 31, 1993, the aggregate amount of underwriting commissions paid by the Company to Royal Alliance Associates, Inc. and SunAmerica Securities, Inc. was $428,906, of which $101,137 was retained by them. For the year ended December 31, 1994, the aggregate amount of underwriting commissions paid by the Company to SunAmerica Capital Services, Inc. was $248,222, of which $25,262 was retained by them. For the year ended December 31, 1995, the aggregate amount of underwriting commissions paid by the Company to SunAmerica Capital Services, Inc. was $23,437, of which $2,329 was retained by them.

                                PERFORMANCE DATA

         Performance data for the various Divisions of the Separate Account are determined in the manner described below.

Money Market Division
---------------------

         The annualized current yield and the effective yield for the Money Market Division for the seven day period ended December 31, 1995 were 3.70% and 3.77%, respectively.

         Current yield is computed by first determining the Base Period Return attributable to a hypothetical Contract having a balance of one Accumulation Unit at the beginning of a 7 day period using the formula:

         Base Period Return = (EV-SV-RMC)/(SV)

         where:

               SV = value of one Accumulation Unit at the start of a 7 day period

               EV = value of one Accumulation Unit at the end of the 7 day period

               RMC= an allocated portion of the $30 annual Records Maintenance Charge, prorated for 7 days.


         The change in the value of an Accumulation Unit during the 7 day period reflects the income received, minus any expenses accrued, during such 7 day period. The Records Maintenance Charge (RMC) is first allocated among the Divisions and the General Account so that each Division's allocated portion of the charge is proportional to the percentage of the number of Contract Owners' accounts that have money allocated to that Division. The portion of the Charge allocable to the Money Market Division is further reduced, for purposes of the yield computation, by multiplying it by the ratio that the value of the hypothetical Contract bears to the value of an account of average size for Contracts funded by the Money Market Division. Finally, as is done with the other charges discussed above, the result is multiplied by the fraction 7/365 to arrive at the portion attributable to the 7 day period.

         Since the Separate Account was first offered to the public, the performance of the Money Market Division (and other Divisions) has been computed on the basis of assumptions about the average account size and the allocation of contract charges among the various Divisions. These assumptions are based on the actual experience of another separate account offered for sale in states other than New York that is used to fund variable annuity contracts that are similar in all material respects to the Contracts. That separate account, like the Separate Account, invests in the various Portfolios of the Trust. The Separate Account will substitute the data derived from its own experience at the earliest practicable date after such data is judged by the Company to be statistically reliable. The performance data obtained using these assumptions may be higher or lower than would have been obtained using different values for allocation and account size.

         The current yield is then obtained by annualizing the Base Period
Return:

                  Current Yield = (Base Period Return) x (365/7)

         The Money Market Division also quotes an "effective yield" that differs from the current yield given above in that it takes into account the effect of dividend reinvestment in the Money Market Division. The effective yield, like the current yield, is derived from the Base Period Return over a 7 day period. However, the effective yield accounts for dividend reinvestment by compounding the current yield according to the formula:

                                                           365/7
                  Effective Yield = [(Base Period Return+1)      -1].

         Net investment income for yield quotation purposes will not include either realized capital gains and losses or unrealized appreciation and depreciation, whether reinvested or not. The yield quotations also do not reflect any impact of transfer fees or Withdrawal or Annuity Charges.

         The yields quoted should not be considered a representation of the yield of the Money Market Division in the future since the yield is not fixed. Actual yields will depend not only on the type, quality and maturities of the investments held by the Money Market Division and changes in interest rates on such investments, but also on factors such as a Contract Owner's account size (since the impact of fixed dollar charges will be greater for small accounts than for larger accounts).

         Yield information may be useful in reviewing the performance of the Money Market Division and for providing a basis for comparison with other investment alternatives. However, the Money Market Division's yield fluctuates, unlike bank deposits or other investments that typically pay a fixed yield for a stated period of time.

Other Divisions
---------------

         Divisions of the Separate Account other than the Money Market Division compute their performance data as "total return." The total returns of the various Divisions over the last one, five and ten year periods, and since their inception, are shown below, both with and without an assumed complete redemption at the end of the period.


        TOTAL ANNUAL RETURN (IN PERCENT) FOR PERIODS ENDING ON 12/31/96:
                        (Return With/Without Redemption)

                          Inception                                                               Since
Division                    Date              1 Year           5 Years         10 Years**        Inception
--------                  ---------           ------           -------         --------          ---------
Foreign Securities         9/23/91           4.79/9.7 9        4.84/4.99           ----           3.82/3.82
Capital Appreciation       9/23/91          18.33/23.33       18.01/18.10          ----          19.71/19.71
Growth                     9/23/91          18.29/23.29        9.60/9.72        11.60/11.60      11.82/11.82
Natural Resources          9/23/91           7.35/12.35       11.77/11.88          ----          11.06/11.06
Growth and Income*         9/23/91          13.54/18.54       11.38/11.50          ----          11.68/11.68
Strategic Multi-Asset      9/23/91           8.16/13.16        8.71/8.84           ----           9.60/9.60
Multi-Asset                9/23/91           7.24/12.24       8.47/8.60           ----           9.86/9.86
High Yield                 9/23/91           5.07/10.07       9.73/9.85         7.20/7.20       10.11/10.11
Target '98                 9/23/91          -2.80/2.20        4.64/4.79           ----           6.00/6.00
Fixed Income               9/23/91          -4.04/0.96        4.64/4.79         5.99/5.99        5.59/5.59
Gov't and Quality Bond     9/23/91          -3.50/1.50        4.95/5.10         6.83/6.83        5.92/5.92

----------
The total return figures are based on historical data and are not intended to indicate future performance.

* Formerly the Convertible Securities Division.

** For periods starting prior to September 23, 1991, the date the Contracts were first offered the public, the total return data is and will be initially derived from the performance of the corresponding Portfolios of the Trust, modified to reflect the same charges and expenses as if the Division had been in existence since the inception date of each respective Portfolio. Thus, such performance figures should not be construed to be actual historic performance of the Separate Account. Rather, they are intended to indicate the historic performance of the Trust, adjusted to provide direct comparability to the performance of the Division since it was first offered to the public. The Trust has served since its inception as an underlying investment medium for separate accounts of other insurance companies having the same fee and charge schedules as those of the Separate Account.

         These figures show the total return hypothetically experienced by Contracts funded through the various Divisions of the Account over the time period shown.

         Total return for a Division represents a computed annual rate of return that, when compounded annually over the time period shown and applied to a hypothetical initial investment in a Contract funded by that Division made at the beginning of the period, will produce the same Contract Value at the end of the period that the hypothetical investment would have produced over the same period. The total rate of return (T) is computed so that it satisfies the formula:

                        n
                  P(1+T)  = ERV

         where:

                  P = a hypothetical initial payment of $1000
                  T = average annual total return
                  n = number of years
                ERV = ending redeemable value of a hypothetical $1000
                      payment made at the beginning of the 1, 5, or 10 year periods at the end of the 1, 5, or 10 year periods (or fractional portion thereof).

         The total return figures given reflect the effects of both non-recurring and recurring charges, as discussed herein. Recurring charges are taken into account in a manner similar to that used for the yield computations for the Money Market Division, described above. The applicable Withdrawal Charge (if any) is deducted as of the end of the period, to reflect the effect of the assumed complete redemption in the case of the first of the two figures given in the table above for each Division and time period. Because the impact of Records Maintenance Charges on a particular Contract Owner's account would generally have differed from that assumed in the computation, due to differences between most actual allocations and the assumed one, as well as differences due to varying account sizes, the total return experienced by an actual account over these same time periods would generally have been different from those given above. As with the Money Market Division yield figures, total return figures are derived from historical data and are not intended to be a projection of future performance.

                                ANNUITY PAYMENTS

Annuity Unit Value
------------------

         The value of an Annuity Unit is determined independently for each Separate Account Division.

         For each Division, the value of an Annuity Unit for any Valuation Period is determined by multiplying the Annuity Unit value for the immediately preceding Valuation Period by the net investment factor for the Valuation Period for which the Annuity Unit Value is being calculated and multiplying the result by an interest factor which offsets the effect of the investment earnings rate of five percent (5%) per annum that is assumed in the annuity table contained in the Contract.

         The net investment factor for each Division for a Valuation Period is determined by dividing (a) by (b) and subtracting (c) from the result where: (a) is the value of an Accumulation Unit from the applicable Division as of the end of the current Valuation Period; (b) is the value of an Accumulation

Unit for the applicable Division as of the end of the immediately preceding Valuation Period; and (c) is a factor representing the daily charge for mortality and expense risks and administration of one and four-tenths percent (1.40%) per annum.

Amount of Annuity Payments
--------------------------

         The initial annuity payment is determined by applying the Contract Value, less any Annuity Charge (if annuity option 3 is elected), to the annuity table specified in the Contract. Those tables are based on a set amount per $1,000 of proceeds applied. The appropriate rate must be determined by the sex and adjusted age of the Annuitant and joint Annuitant, if any. The adjusted age is determined from the actual age to the nearest birthday at the Annuity Date according to the table below. The Adjusted Age Table is used to correct for population mortality improvements over time.

                               ADJUSTED AGE TABLE

                           Adjustment                             Adjustment
   Calendar                to Actual               Calendar        to Actual
Year of Birth                 Age                Year of Birth        Age
-------------              ---------             -------------     ----------
1899-1905                     +6                 1946-1951             -1
1906-1911                     +5                 1952-1958             -2
1912-1918                     +4                 1959-1965             -3
1919-1925                     +3                 1966-1972             -4
1926-1932                     +2                 1973-1979             -5
1933-1938                     +1                 1980-1985             -6
1939-1945                      0                 1986-1992             -7

         The dollars applied are then divided by 1,000 and multiplied by the appropriate annuity factor to indicate the amount of the first annuity payment. That amount is divided by the value of an Annuity Unit as of the Annuity Date to establish the number of Annuity Units representing each annuity payment. The number of Annuity Units determined for the first annuity payment remains constant for the second and subsequent monthly payments.

Subsequent Monthly Payments
---------------------------

         The amount of the second and subsequent annuity payments is determined by multiplying the number of Annuity Units by the Annuity Unit value as of the Valuation Period next preceding the date on which each annuity payment is due. The dollar amount of the first annuity payment determined as above is divided by the value of an Annuity Unit as of the Annuity Date to establish the number of Annuity Units representing each annuity payment. The number of Annuity Units determined for the first annuity payment remains constant for the second and subsequent monthly payments.


                              FINANCIAL STATEMENTS

         The financial statements of the Company included herein should be considered only as bearing upon the ability of the Company to meet its obligations under the Contracts. The financial statements of the Separate Account are also included in this Statement of Additional Information.

                         REPORT OF INDEPENDENT ACCOUNTANTS




To the Board of Directors and Shareholder of First SunAmerica Life Insurance Company


In our opinion, the accompanying balance sheet and the related income statement and statement of cash flows present fairly, in all material respects, the financial position of First SunAmerica Life Insurance Company at September 30, 1996 and 1995, and the results of its operations and its cash flows for each of the three years in the period ended September 30, 1996, in conformity with generally accepted accounting principles. These financial statements are the responsibility of the Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for the opinion expressed above.

As discussed in Note 2, the Company adopted Statement of Financial Accounting Standards No. 109, "Accounting for Income Taxes," in fiscal 1994.


Price Waterhouse LLP
Los Angeles, California
November 8, 1996

                          FIRST SUNAMERICA LIFE INSURANCE COMPANY

                                       BALANCE SHEET

                                                                          September 30,
                                                        -------------------------------
                                                             1996             1995
                                                        --------------   --------------
ASSETS

Investments:
  Cash and short-term investments                        $   6,707,000    $   6,382,000
  Bonds and notes:
   Available for sale, at fair value
      (amortized cost:  1996, $146,908,000;
      1995, $109,217,000)                                  146,401,000      107,771,000
   Held for investment, at amortized cost
      (fair value:  1995, $2,289,000)                              ---        2,297,000
  Mortgage loans                                                   ---        4,733,000
  Common stocks, at fair value
   (cost:  1996, $0; 1995, $112,000)                           129,000           35,000
                                                         -------------    -------------
  Total investments                                        153,237,000      121,218,000

Variable annuity assets                                     68,901,000       32,760,000
Receivable from brokers for sales of securities                    ---          815,000
Accrued investment income                                    1,462,000          928,000
Deferred acquisition costs                                  12,127,000        6,491,000
Income taxes currently receivable                              299,000              ---
Other assets                                                   842,000          945,000
                                                         -------------    -------------
TOTAL ASSETS                                             $ 236,868,000    $ 163,157,000
                                                         =============    =============

LIABILITIES AND SHAREHOLDER'S EQUITY

Reserves, payables and accrued liabilities:
  Reserves for fixed annuity contracts                   $ 140,613,000    $ 106,332,000
  Payable to brokers for purchases of securities             1,939,000              ---
  Income taxes currently payable                                   ---           23,000
  Other liabilities                                            845,000        1,980,000
                                                         -------------    -------------
  Total reserves, payables and
    accrued liabilities                                    143,397,000      108,335,000
                                                         -------------    -------------
Variable annuity liabilities                                68,901,000       32,760,000
                                                         -------------    -------------
Deferred income taxes                                        1,350,000          244,000
                                                         -------------    -------------
Shareholder's equity:
  Common Stock                                               3,000,000        3,000,000
  Additional paid-in capital                                14,428,000       14,428,000
  Retained earnings                                          5,973,000        5,250,000
  Net unrealized losses on debt and
    equity securities available for sale                      (181,000)        (860,000)
                                                         -------------    -------------
  Total shareholder's equity                                23,220,000       21,818,000
                                                         -------------    -------------
TOTAL LIABILITIES AND SHAREHOLDER'S EQUITY               $ 236,868,000    $ 163,157,000
                                                         =============    =============

                                  See accompanying notes

                        FIRST SUNAMERICA LIFE INSURANCE COMPANY

                                   INCOME STATEMENT

                                                          Years ended September 30,
                                  -------------------------------------------------
                                           1996              1995              1994
                                  -------------      ------------      ------------
Investment income                 $   9,957,000      $  7,834,000      $  5,527,000
                                  -------------      ------------      ------------
Interest expense on:
  Fixed annuity contracts            (7,155,000)       (5,042,000)       (3,635,000)
  Senior indebtedness                    (4,000)           (8,000)              ---
                                  -------------      ------------      ------------
Total interest expense               (7,159,000)       (5,050,000)       (3,635,000)
                                  -------------      ------------      ------------
NET INVESTMENT INCOME                 2,798,000         2,784,000         1,892,000
                                  -------------      ------------      ------------
NET REALIZED INVESTMENT
  GAINS (LOSSES)                       (539,000)       (1,348,000)          445,000
                                  -------------      ------------      ------------
VARIABLE ANNUITY FEE INCOME             690,000           412,000           382,000
                                  -------------      ------------      ------------
Other income and expenses:
  Surrender charges                     221,000           194,000           367,000
  General and administrative
    expenses                         (1,404,000)       (1,088,000)       (1,040,000)
  Amortization of deferred
    acquisition costs                  (500,000)         (300,000)              ---
  Annual commissions                    (19,000)          (33,000)          (30,000)
    Other, net                          (76,000)           84,000          (279,000)
                                   ------------       -----------      ------------
TOTAL OTHER INCOME AND EXPENSES      (1,778,000)       (1,143,000)         (982,000)
                                   ------------       -----------      ------------
PRETAX INCOME                         1,171,000           705,000         1,737,000
Income tax expense                     (448,000)         (182,000)         (655,000)
                                   ------------       -----------      ------------
INCOME BEFORE CUMULATIVE EFFECT
  OF CHANGE IN ACCOUNTING FOR
  INCOME TAXES                          723,000           523,000         1,082,000

Cumulative effect of change in
  accounting for income taxes               ---               ---          (725,000)
                                   ------------      ------------      ------------
NET INCOME                         $    723,000      $    523,000      $    357,000
                                   ============      ============      ============




                                See accompanying notes

                        FIRST SUNAMERICA LIFE INSURANCE COMPANY

                                STATEMENT OF CASH FLOWS

                                                          Years ended September 30,
                                           ----------------------------------------
                                                1996         1995         1994
                                           ------------  ------------  ------------
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income                                 $    723,000  $    523,000  $    357,000
Adjustments to reconcile net income
  to net cash provided by operating
  activities:
    Interest credited to fixed annuity
      contracts                               7,155,000     5,042,000     3,635,000
    Net realized investment (gains)
      losses                                    539,000     1,348,000      (445,000)
    Accretion of net discounts on
      investments                              (343,000)     (394,000)      (24,000)
    Amortization of goodwill                     58,000        58,000        58,000
    Provision for deferred income taxes         740,000       333,000     1,388,000
    Cumulative effect of change in
      accounting for income taxes                   ---           ---       725,000
Change in:
  Deferred acquisition costs                 (5,736,000)   (2,740,000)   (1,011,000)
  Income taxes receivable/payable              (322,000)     (418,000)     (555,000)
Other, net                                     (254,000)     (323,000)     (115,000)
                                           ------------  ------------  ------------
NET CASH PROVIDED BY OPERATING
ACTIVITIES                                    2,560,000     3,429,000     4,013,000
                                           ------------  ------------  ------------
CASH FLOWS FROM INVESTING ACTIVITIES:
  Purchases of:
    Bonds and notes                        (124,681,000) (125,130,000)  (68,582,000)
    Common stock                                    ---      (112,000)          ---
  Sales of bonds and notes                   80,440,000    55,553,000    50,708,000
  Redemptions and maturities of:
    Bonds and notes                          11,514,000    21,369,000     5,791,000
    Mortgage loans                            4,736,000        35,000        31,000
                                           ------------  ------------  ------------
Net cash used by investing activities       (27,991,000)  (48,285,000)  (12,052,000)
                                           ------------  ------------  ------------

                        FIRST SUNAMERICA LIFE INSURANCE COMPANY

                                                    Years ended September 30,
                                              --------------------------------------
                                                 1996        1995          1994
                                              ------------ -----------  ------------
CASH FLOWS FROM FINANCING ACTIVITIES:
  Premium receipts on fixed annuity
    contracts                                 $ 45,417,000 $51,681,000  $  7,840,000
  Net exchanges to (from) the fixed
    accounts of variable annuity contracts      (4,719,000)    (87,000)      572,000
  Withdrawal payments on fixed annuity
    contracts                                   (9,850,000)(14,131,000)  (10,504,000)
  Claims and annuity payments on fixed
    annuity contracts                           (3,752,000) (2,974,000)   (3,194,000)
  Net receipts from (repayments of)
    other short-term financings                 (1,340,000)  1,964,000      (145,000)
                                              ------------ -----------  ------------
NET CASH PROVIDED (USED) BY FINANCING
  ACTIVITIES                                    25,756,000  36,453,000    (5,431,000)
                                              ------------ -----------  ------------
NET INCREASE (DECREASE) IN CASH AND
  SHORT-TERM INVESTMENTS                           325,000  (8,403,000)  (13,470,000)

CASH AND SHORT-TERM INVESTMENTS AT
  BEGINNING OF PERIOD                            6,382,000  14,785,000    28,255,000
                                              ------------ -----------  ------------
CASH AND SHORT-TERM INVESTMENTS AT
  END OF PERIOD                               $  6,707,000 $ 6,382,000  $ 14,785,000
                                              ============ ===========  ============

Supplemental cash flow information:

  Interest paid on indebtedness                $     4,000 $     8,000  $        ---
                                              ============ ===========  ============
  Net income taxes paid (recovered)            $    30,000 $   254,000  $   (178,000)
                                              ============ ===========  ============





                                See accompanying notes

                    FIRST SUNAMERICA LIFE INSURANCE COMPANY

                         NOTES TO FINANCIAL STATEMENTS

1.    NATURE OF OPERATIONS

      First SunAmerica Life Insurance Company (The "Company") is a New York-domiciled life insurance company engaged primarily in the business of writing fixed and variable annuity contracts in the state of New York.

      The operations of the Company are influenced by many factors, including general economic conditions, monetary and fiscal policies of the federal government, and policies of state and other regulatory authorities. The level of sales of the Company's financial products is influenced by many factors, including general market rates of interest; strengths, weaknesses and volatility of equity markets; and terms and conditions of competing financial products. The Company is exposed to the typical risks normally associated with a portfolio of fixed-income securities, namely interest rate, option, liquidity and credit risks. The Company controls its exposure to these risks by, among other things, closely monitoring and matching the duration of its assets and liabilities, monitoring and limiting prepayment and extension risk in its portfolio, maintaining a large percentage of its portfolio in highly liquid securities, and engaging in a disciplined process of underwriting, reviewing and monitoring credit risk. The Company also is exposed to market risk, as market volatility may result in reduced fee income in the case of assets held in separate accounts.

2.    SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

      BASIS OF PRESENTATION: The accompanying financial statements have been prepared in accordance with generally accepted accounting principles and include the accounts of the Company, an indirect wholly owned subsidiary of SunAmerica Inc. (the "Parent"). Certain 1995 and 1994 amounts have been reclassified to conform with the 1996 presentation.

      The preparation of financial statements in conformity with generally accepted accounting principles requires the use of estimates and assumptions that affect the amounts reported in the financial statements and the accompanying notes. Actual results could differ from those estimates.

      RECENTLY ISSUED ACCOUNTING STANDARDS: Effective October 1, 1993, the Company adopted the provisions of Statement of Financial Accounting Standards No. 109, "Accounting for Income Taxes." Accordingly, the cumulative effect of this change in accounting for income taxes was recorded on October 1, 1993 to increase the liability for Deferred Income Taxes by $725,000.

                    FIRST SUNAMERICA LIFE INSURANCE COMPANY

      INVESTMENTS: Cash and short-term investments primarily include cash, commercial paper, money market investments, repurchase agreements and short-term bank participations. All such investments are carried at cost plus accrued interest, which approximates fair value, have maturities of three months or less and are considered cash equivalents for purposes of reporting cash flows.

      Bonds and notes available for sale and common stocks are carried at aggregate fair value and changes in unrealized gains or losses, net of tax, are credited or charged directly to shareholder's equity. Bonds and notes held for investment (the "Held for Investment Portfolio") are carried at amortized cost. On December 1, 1995, the Company reassessed the appropriateness of classifying a portion of its portfolio of bonds and notes as held for investment. This reassessment was made pursuant to the provisions of "Special Report: A Guide to Implementation of Statement 115 on Accounting for Certain Investments in Debt and Equity Securities," issued by the Financial Accounting Standards Board in November 1995. As a result of its reassessment, the Company reclassified all of its Held for Investment Portfolio as available for sale. At December 1, 1995, the amortized cost of the Held for Investment Portfolio aggregated $2,296,000 and its fair value was $2,352,000. Upon reclassification, the resulting net unrealized gain of $56,000 was credited to Net Unrealized Losses on Debt and Equity Securities Available for Sale in the shareholder's equity section of the balance sheet.

      Bonds and notes are reduced to estimated net realizable value when necessary for declines in value considered to be other than temporary. Estimates of net realizable value are subjective and actual realization will be dependent upon future events.

      Mortgage loans are carried at amortized unpaid balances, net of provisions for estimated losses.

      Realized gains and losses on the sale of investments are recognized in operations at the date of sale and are determined using the specific cost identification method. Premiums and discounts on investments are amortized to investment income using the interest method over the contractual lives of the investments.

                    FIRST SUNAMERICA LIFE INSURANCE COMPANY

2.    SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

      DEFERRED ACQUISITION COSTS: Policy acquisition costs are deferred and amortized, with interest, over the estimated lives of the contracts in relation to the present value of estimated gross profits, which are composed of net interest income, net realized investment gains and losses, variable annuity fees, surrender charges and direct administrative expenses. Deferred acquisition costs consist of commissions and other costs that vary with, and are primarily related to, the production or acquisition of new business.

      As debt and equity securities available for sale are carried at aggregate fair value, an adjustment is made to deferred acquisition costs equal to the change in amortization that would have been recorded if such securities had been sold at their stated aggregate fair value and the proceeds reinvested at current yields. The change in this adjustment, net of tax, is included with the change in net unrealized gains or losses on debt and equity securities available for sale that is credited or charged directly to shareholder's equity. Deferred Acquisition Costs have been increased by $100,000 at September 30, 1996, and by $200,000 at September 30, 1995 for this adjustment.

      VARIABLE ANNUITY ASSETS AND LIABILITIES: The assets and liabilities resulting from the receipt of variable annuity premiums are segregated in separate accounts. The Company receives administrative fees for managing the funds and other fees for assuming mortality and certain expense risks. Such fees are included in Variable Annuity Fee Income in the income statement.

      GOODWILL: Goodwill, amounting to $821,000 at September 30, 1996, is amortized by using the straight-line method over a period of 25 years and is included in Other Assets in the balance sheet.

      CONTRACTHOLDER RESERVES: Contractholder reserves for fixed annuity contracts are accounted for as investment-type contracts in accordance with Statement of Financial Accounting Standards No. 97, "Accounting and Reporting by Insurance Enterprises for Certain Long-Duration Contracts and for Realized Gains and Losses from the Sale of Investments," and are recorded at accumulated value (premiums received, plus accrued interest, less withdrawals and assessed fees).

      VARIABLE ANNUITY FEE INCOME: Variable annuity fees are recorded in income as earned.

                    FIRST SUNAMERICA LIFE INSURANCE COMPANY

2.    SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

      INCOME TAXES: The Company is included in the consolidated federal income tax return of the Parent and files as a "life insurance company" under the provisions of the Internal Revenue Code of 1986. Income taxes have been calculated as if the Company filed a separate return. Deferred income tax assets and liabilities are recognized based on the difference between financial statement carrying amounts and income tax bases of assets and liabilities using enacted income tax rates and laws.

                    FIRST SUNAMERICA LIFE INSURANCE COMPANY

3.    INVESTMENTS

      The amortized cost and estimated fair value of bonds and notes available for sale and held for investment by major category follow:

                                                                   Estimated
                                                  Amortized             fair
                                                       cost            value
                                              -------------    -------------
      AT SEPTEMBER 30, 1996:

      AVAILABLE FOR SALE:
        Securities of the United States
            Government                        $   9,631,000    $   9,562,000
        Mortgage-backed securities               75,846,000       75,607,000
        Securities of public utilities            1,032,000          971,000
        Corporate bonds and notes                41,545,000       41,722,000
        Other debt securities                    18,854,000       18,539,000
                                              -------------    -------------
        Total available for sale              $ 146,908,000    $ 146,401,000
                                              =============    =============

      AT SEPTEMBER 30, 1995:

      AVAILABLE FOR SALE:
        Securities of the United States
            Government                        $  37,693,000    $  37,759,000
        Mortgage-backed securities               60,558,000       60,367,000
        Corporate bonds and notes                10,966,000        9,645,000
                                              -------------    -------------
        Total available for sale              $ 109,217,000    $ 107,771,000
                                              =============    =============
      HELD FOR INVESTMENT:
        Securities of the United States
            Government                        $   2,297,000    $   2,289,000
                                              =============    =============


                    FIRST SUNAMERICA LIFE INSURANCE COMPANY

3.    INVESTMENTS (continued)

      The amortized cost and estimated fair value of bonds and notes available for sale by contractual maturity, as of September 30, 1996, follow:

                                                                   Estimated
                                                   Amortized            fair
                                                        cost           value
                                               -------------   -------------
      AVAILABLE FOR SALE:
        Due in one year or less                $         ---   $         ---
        Due after one year through five years      5,660,000       5,687,000
        Due after five years through ten years    35,833,000      35,841,000
        Due after ten years                       29,569,000      29,266,000
        Mortgage-backed securities                75,846,000      75,607,000
                                               -------------   -------------
        Total available for sale               $ 146,908,000   $ 146,401,000
                                               =============   =============




      Actual maturities of bonds and notes will differ from those shown above due to prepayments and redemptions.

                    FIRST SUNAMERICA LIFE INSURANCE COMPANY

3.    INVESTMENTS (continued)

      Gross unrealized gains and losses on bonds and notes available for sale and held for investment by major category follow:

                                                       Gross           Gross
                                                  unrealized      unrealized
                                                       gains          losses
                                                 -----------    ------------
      AT SEPTEMBER 30, 1996:

      AVAILABLE FOR SALE:
        Securities of the United States
          Government                             $    55,000    $   (124,000)
        Mortgage-backed securities                   515,000        (754,000)
        Securities of public utilities                   ---         (61,000)
        Corporate bonds and notes                    749,000        (572,000)
        Other debt securities                          3,000        (318,000)
                                                 -----------    ------------
        Total available for sale                 $ 1,322,000    $ (1,829,000)
                                                 ===========    ============

      AT SEPTEMBER 30, 1995:

      AVAILABLE FOR SALE:
        Securities of the United States
          Government                             $   263,000    $   (197,000)
        Mortgage-backed securities                   257,000        (448,000)
        Corporate bonds and notes                    102,000      (1,423,000)
                                                 -----------    ------------
        Total available for sale                 $   622,000    $ (2,068,000)
                                                 ===========    ============
      HELD FOR INVESTMENT:
        Securities of the United States
          Government                             $    22,000    $    (30,000)
                                                 ===========    ============

      At September 30, 1996, gross unrealized gains on equity securities aggregated $129,000 and there were no unrealized losses. At September 30, 1995, gross unrealized gains aggregated $35,000 and gross unrealized losses on equity securities aggregated $112,000.

                    FIRST SUNAMERICA LIFE INSURANCE COMPANY

3.    INVESTMENTS (continued)

      Gross realized investment gains and losses on sales of all types of investments are as follows:

                                                   Years ended September 30,
                                      --------------------------------------
                                          1996         1995         1994
                                      -----------  -----------  ------------
      BONDS AND NOTES AVAILABLE
       FOR SALE:
        Realized gains                 $ 1,039,000  $   423,000  $   644,000
        Realized losses                 (1,295,000)  (1,771,000)    (199,000)

      EQUITIES:
        Realized losses                   (112,000)         ---          ---

      IMPAIRMENT WRITEDOWNS               (171,000)         ---          ---
                                       -----------  -----------  -----------
        Total net realized
          investment gains/losses      $  (539,000) $(1,348,000) $   445,000
                                       ===========  ===========  ===========


      The sources and related amounts of investment income are as follows:

                                                   Years ended September 30,
                                      --------------------------------------
                                              1996         1995         1994
                                       ----------- ------------  -----------
      Short-term investments           $   390,000 $  1,045,000  $   685,000
      Bonds and notes                    9,186,000    6,291,000    4,341,000
      Mortgage loans                       381,000      498,000      501,000
                                       ----------- ------------  -----------

         Total investment income       $ 9,957,000 $  7,834,000  $ 5,527,000
                                       =========== ============  ===========

      Expenses incurred to manage the investment portfolio amounted to $121,000 for the year ended September 30, 1996, $125,000 for the year ended September 30, 1995, and $102,000 for the year ended September 30, 1994 and are included in General and Administrative Expenses in the income statement.

                    FIRST SUNAMERICA LIFE INSURANCE COMPANY

3.    INVESTMENTS (continued)

      The carrying values of investments in any one entity or its affiliates exceeding 10% of the Company's shareholder's equity at September 30, 1996 are as follows:

      Bonds and notes:
        Lockheed Martin Corp.                                    $ 4,063,000
        Nabisco Inc.                                               3,901,000
        PacificCorp                                                3,021,000
                                                                 ===========


      At September 30, 1996, bonds and notes included $9,895,000 (fair value, $10,408,000) of bonds and notes not rated investment grade either Standard & Poor's Corporation, Moody's Investors Service, Duff and Phelps Credit Rating Co., Fitch Investor Service, Inc. or under National Association of Insurance Commissioners' guidelines. The Company had no material concentrations of non-investment-grade assets at September 30, 1996.

      At September 30, 1996, the amortized cost of investments in default as to the payment of principal or interest was $180,000 and the fair value was $150,000, all of which are unsecured non-investment-grade bonds.

      At September 30, 1996, $408,000 of bonds, at amortized cost, were on deposit with regulatory authorities in accordance with statutory requirements.

4.    FAIR VALUE OF FINANCIAL INSTRUMENTS

      The following estimated fair value disclosures are limited to reasonable estimates of the fair value of only the Company's financial instruments. The disclosures do not address the value of the Company's recognized and unrecognized nonfinancial assets (including equity investments) and liabilities or the value of anticipated future business. The Company does not plan to sell most of its assets or settle most of its liabilities at these estimated fair values.

      The fair value of a financial instrument is the amount at which the instrument could be exchanged in a current transaction between willing parties, other than in a forced or liquidation sale. Selling expenses and potential taxes are not included. The estimated fair value amounts were determined using available market information, current pricing information and various valuation methodologies. If quoted market prices were not

                    FIRST SUNAMERICA LIFE INSURANCE COMPANY

4.    FAIR VALUE OF FINANCIAL INSTRUMENTS (continued)

      readily available for a financial instrument, management determined an estimated fair value. Accordingly, the estimates may not be indicative of the amounts the financial instruments could be exchanged for in a current or future market transaction.

      The following methods and assumptions were used to estimate the fair value of each class of financial instruments for which it is practicable to estimate that value:

      CASH AND SHORT-TERM INVESTMENTS: Carrying value is considered to be a reasonable estimate of fair value.

      BONDS AND NOTES: Fair value is based principally on independent pricing services, broker quotes and other independent information.

      MORTGAGE LOANS: Fair values are primarily determined by discounting future cash flows to the present at current market rates, using expected prepayment rates.

      VARIABLE ANNUITY ASSETS: Variable annuity assets are carried at the market value of the underlying securities.

      RECEIVABLE FROM (PAYABLE TO) BROKERS FOR SALES (PURCHASES) OF SECURITIES:
      Such obligations represent net transactions of a short-term nature for which the carrying value is considered a reasonable estimate of fair value.

      RESERVES FOR FIXED ANNUITY CONTRACTS: Deferred annuity contracts are assigned a fair value equal to current net surrender value. Annuitized contracts are valued based on the present value of future cash flows at current pricing rates.

      VARIABLE ANNUITY LIABILITIES: Fair values of contracts in the accumulation phase are based on net surrender values. Fair values of contracts in the payout phase are based on the present value of future cash flows at assumed investment rates.

                    FIRST SUNAMERICA LIFE INSURANCE COMPANY

 4.   FAIR VALUE OF FINANCIAL INSTRUMENTS (continued)

      The estimated fair values of the Company's financial instruments at September 30, 1996 and 1995, compared with their respective carrying values, are as follows:

                                                   Carrying               Fair
                                                      value              value
                                               ------------      -------------
      1996:

      ASSETS:
            Cash and short-term investments    $  6,707,000      $   6,707,000
            Bonds and notes                     146,401,000        146,401,000
            Variable annuity assets              68,901,000         68,901,000

      LIABILITIES:
            Reserves for fixed annuity
             contracts                          140,613,000        134,479,000
            Payable to brokers for purchases
             of securities                        1,939,000          1,939,000
            Variable annuity liabilities         68,901,000         65,546,000
                                               ============      =============
      1995:

      ASSETS:
            Cash and short-term investments    $  6,382,000      $   6,382,000
            Bonds and notes                     110,068,000        110,060,000
            Mortgage loans                        4,733,000          4,733,000
            Receivable from brokers for
             sales of securities                    815,000            815,000
            Variable annuity assets              32,760,000         32,760,000

      LIABILITIES:
            Reserves for fixed annuity
             contracts                          106,332,000        102,782,000
            Variable annuity liabilities         32,760,000         31,740,000
                                               ============      =============

5.    CONTINGENT LIABILITIES

      From time to time, the Company is involved in various kinds of litigation common to its business. When the Company becomes involved in litigation, cases are typically in various stages of development and, based on reports of counsel, management believes that provisions made for potential losses relating to such litigation would be adequate and any further liabilities and costs would not have a material adverse impact upon the Company's financial position or results of operations.

                    FIRST SUNAMERICA LIFE INSURANCE COMPANY

6.    SHAREHOLDER'S EQUITY

      The Company is authorized to issue 300 shares of its $10,000 par value Common Stock. At September 30, 1996, 1995 and 1994, 300 shares are outstanding.

      Changes in shareholder's equity are as follows:

                                                     Years ended September 30,
                                      ----------------------------------------
                                              1996         1995           1994
                                      ------------ ------------   ------------
      RETAINED EARNINGS:
        Beginning balance             $  5,250,000 $  4,727,000   $  4,370,000
        Net income                         723,000      523,000        357,000
                                      ------------ ------------   ------------
        Ending balance                $  5,973,000 $  5,250,000   $  4,727,000
                                      ============ ============   ============
      NET UNREALIZED LOSSES
       ON DEBT AND EQUITY SECURITIES
       AVAILABLE FOR SALE:
        Beginning balance             $   (860,000)$ (2,340,000)  $  1,331,000
        Change in net unrealized
          gains/losses on debt
          securities available
          for sale                         939,000    4,254,000     (7,621,000)
        Change in net unrealized
         gains/losses on equity
         securities available
         for sale                          206,000      (77,000)      (118,000)
        Change in adjustment to
          deferred acquisition costs      (100,000)  (1,900,000)     2,100,000
        Tax effect of net changes         (366,000)    (797,000)     1,968,000
                                      ------------ ------------   ------------
        Ending balance                $   (181,000) $  (860,000)  $ (2,340,000)
                                      ============  ============   ============

      For a life insurance company domiciled in the State of New York, no dividend may be distributed to any shareholder unless notice of the domestic insurer's intention to declare such dividend and the amount have been filed with the Superintendent of Insurance not less than 30 days in advance of such proposed declaration, or if the Superintendent disapproves the distribution of the dividend within the 30-day period. No dividends were paid in fiscal years 1996, 1995 or 1994.

                    FIRST SUNAMERICA LIFE INSURANCE COMPANY

6.    SHAREHOLDER'S EQUITY (continued)

      Under statutory accounting principles utilized in filings with insurance regulatory authorities, the Company's net income for the nine months ended September 30, 1996 was $191,000. The statutory net loss for the year ended December 31, 1995 was $2,083,000 and the statutory net gain for the year ended December 31, 1994 was $726,000. The Company's statutory capital and surplus was $13,975,000 at September 30, 1996, $13,862,000 at December 31, 1995 and $16,122,000 at December 31, 1994.


7.    INCOME TAXES

      The components of the provisions for income taxes on pretax income consist of the following:

                                   Net realized
                                     investment
                                  gains (losses)   Operations          Total
                                 --------------  ------------  -------------
      1996:

      Currently payable          $     (121,000) $   (171,000) $    (292,000)
      Deferred                         (105,000)      845,000        740,000
                                 --------------  ------------  -------------
      Total income tax expense   $     (226,000) $    674,000  $     448,000
                                 ==============  ============  =============
      1995:

      Currently payable          $     (592,000) $    441,000  $    (151,000)
      Deferred                          (28,000)      361,000        333,000
                                 --------------  ------------  -------------
      Total income tax expense   $     (620,000) $    802,000  $     182,000
                                 ==============  ============  =============
      1994:

      Currently payable          $      121,000  $   (854,000) $    (733,000)
      Deferred                           65,000     1,323,000      1,388,000
                                 --------------  ------------  -------------
      Total income tax expense   $      186,000  $    469,000  $     655,000
                                 ==============  ============  =============

                    FIRST SUNAMERICA LIFE INSURANCE COMPANY

7.    INCOME TAXES (continued)

      Income taxes computed at the United States federal income tax rate of 35% and income taxes provided differ as follows:

                                                   Years ended September 30,
                                            --------------------------------
                                                 1996       1995        1994
                                            ---------  ---------   ---------
      Amount computed at statutory rate     $ 410,000  $ 247,000   $ 608,000
      Increases (decreases) resulting from:
           Amortization of differences
             between book and tax bases of
             net assets acquired               20,000     20,000      10,000
           State income taxes, net
             of federal tax benefit            25,000    (86,000)     36,000
           Other, net                          (7,000)     1,000       1,000
                                            ---------  ---------   ---------
      Total income tax expense              $ 448,000  $ 182,000   $ 655,000
                                            =========  =========   =========

                    FIRST SUNAMERICA LIFE INSURANCE COMPANY

7.    INCOME TAXES (continued)

      Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax reporting purposes. The significant components of the liability for Deferred Income Taxes are as follows:


                                                               September 30,
                                               -----------------------------
                                                        1996            1995
                                               -------------   -------------

      Deferred tax liabilities:
      Investments                              $     225,000   $     142,000
      Deferred acquisition costs                   3,902,000       1,703,000
      Other liabilities                               84,000          66,000
                                               -------------   -------------
      Total deferred tax liabilities               4,211,000       1,911,000
                                               -------------   -------------

      Deferred tax assets:
      Contractholder reserves                     (2,582,000)     (1,125,000)
      State income taxes                             (79,000)        (79,000)
      Net unrealized losses on certain
          debt and equity securities                 (97,000)       (463,000)
      Other assets                                  (103,000)            ---
                                               -------------   -------------
      Total deferred tax assets                   (2,861,000)     (1,667,000)
                                               -------------   -------------

      Deferred income taxes                    $   1,350,000   $     244,000
                                               =============   =============

                    FIRST SUNAMERICA LIFE INSURANCE COMPANY

8.    RELATED PARTY MATTERS

      The Company pays commissions to three affiliated companies, SunAmerica Securities, Inc., Advantage Capital Corp. and Royal Alliance Associates, Inc. These broker-dealers represent a significant portion of the Company's business, amounting to approximately 44.1%, 14.8% and 26.5% of premiums in 1996, 1995 and 1994, respectively. Commissions paid to these broker-dealers totaled $2,646,000 in 1996, $761,000 in 1995, and $326,000 in 1994.

      The Company paid occupancy and office services expenses to Royal Alliance Associates, Inc. totaling $15,000 for the year ended September 30, 1996, $113,000 for the year ended September 30, 1995 and $122,000 for the year ended September 30, 1994.

      The Company purchases administrative, investment management, accounting, marketing and data processing services from SunAmerica Financial, Inc., whose purpose is to provide services to the SunAmerica companies. Amounts paid for such services totaled $2,097,000 for the year ended September 30, 1996, $722,000 for the year ended September 30, 1995 and $706,000 for the year ended September 30, 1994.

                         VARIABLE  ANNUITY ACCOUNT ONE

                                       OF

                    FIRST SUNAMERICA LIFE INSURANCE COMPANY

                              FINANCIAL STATEMENTS

                               DECEMBER 31, 1995

                       REPORT OF INDEPENDENT ACCOUNTANTS


February 22, 1996


To the Board of Directors of First SunAmerica Life Insurance Company and the Contractholders of its separate account, Variable Annuity Account One


In our opinion, the accompanying statement of net assets, including the schedule of portfolio investments, and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of each of the Variable Accounts constituting Variable Annuity Account One, a separate account of First SunAmerica Life Insurance Company (the "Separate Account") at December 31, 1995, the results of their operations for the year then ended, and the changes in their net assets for each of the two years in the period then ended, in conformity with generally accepted accounting principles. These financial statements are the responsibility of the Separate Account's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities owned at December 31, 1995 by correspondence with the custodian, provide a reasonable basis for the opinion expressed above.

                          VARIABLE ANNUITY ACCOUNT ONE
                                       OF
                    FIRST SUNAMERICA LIFE INSURANCE COMPANY

                            STATEMENT OF NET ASSETS
                               December 31, 1995




                                              Foreign         Capital                      Natural
                                           Securities    Appreciation        Growth      Resources
                                            Portfolio       Portfolio     Portfolio      Portfolio
                                           -------------------------------------------------------
Assets:
  Investments in Anchor Series Trust,
     at market value                       $1,713,496      $3,776,883    $4,991,637       $401,080

Liabilities                                         0               0             0              0
                                           -------------------------------------------------------

Net Assets                                 $1,713,496      $3,776,883    $4,991,637       $401,080
                                           =======================================================

Accumulation units outstanding                130,525         131,688       146,484         23,005
                                           =======================================================

Unit value of accumulation units           $    13.13      $    28.68    $    34.08       $  17.43
                                           =======================================================

                                           Convertible       Strategic
                                            Securities     Multi-Asset    Multi-Asset
                                             Portfolio       Portfolio      Portfolio
                                          -------------------------------------------
Assets:
  Investments in Anchor Series Trust,
     at market value                      $1,132,516      $1,025,215     $4,876,008

Liabilities                                        0               0              0
                                          -----------------------------------------

Net Assets                                $1,132,516      $1,025,215     $4,876,008
                                          =========================================

Accumulation units outstanding                59,120          55,855        241,450
                                          =========================================

Unit value of accumulation units          $    19.16      $    18.35     $    20.19
                                          =========================================





                See accompanying notes to financial statements.

                          VARIABLE ANNUITY ACCOUNT ONE
                                       OF
                    FIRST SUNAMERICA LIFE INSURANCE COMPANY

                            STATEMENT OF NET ASSETS
                               December 31, 1995
                                  (Continued)



                                                                            Fixed    Government and         Money
                                         High Yield     Target '98         Income      Quality Bond        Market
                                          Portfolio      Portfolio      Portfolio         Portfolio     Portfolio          TOTAL
                                         ---------------------------------------------------------------------------------------
Assets:
  Investments in Anchor Series Trust,
     at market value                     $1,365,890     $1,150,705       $919,948        $3,939,005      $490,312    $25,782,695

Liabilities                                       0              0              0                 0             0              0
                                         ---------------------------------------------------------------------------------------

Net Assets                               $1,365,890     $1,150,705       $919,948        $3,939,005      $490,312    $25,782,695
                                         =======================================================================================

Accumulation units outstanding               64,930         61,464         36,124           148,101        29,241
                                         ========================================================================

Unit value of accumulation units         $    21.03     $    18.72       $  25.46        $    26.60      $  16.77
                                         ========================================================================





                See accompanying notes to financial statements.

                          VARIABLE ANNUITY ACCOUNT ONE
                                       OF
                    FIRST SUNAMERICA LIFE INSURANCE COMPANY

                       SCHEDULE OF PORTFOLIO INVESTMENTS
                               December 31, 1995



                                                            Market Value             Market
Variable Accounts                           Shares             Per Share              Value              Cost
- -------------------------------------------------------------------------------------------------------------
Foreign Securities Portfolio               145,034                $11.81        $ 1,713,496       $ 1,525,729

Capital Appreciation Portfolio             162,654                 23.22          3,776,883         3,058,354

Growth Portfolio                           256,260                 19.48          4,991,637         5,201,598

Natural Resources Portfolio                 26,525                 15.12            401,080           369,253

Convertible Securities Portfolio            94,299                 12.01          1,132,516         1,232,713

Strategic Multi-Asset Portfolio             87,042                 11.78          1,025,215         1,106,324

Multi-Asset Portfolio                      373,903                 13.04          4,876,008         4,961,072

High Yield Portfolio                       163,917                  8.33          1,365,890         1,409,007

Target '98 Portfolio                        91,016                 12.64          1,150,705         1,217,935

Fixed Income Portfolio                      64,990                 14.16            919,948           926,508

Government and Quality Bond Portfolio      276,822                 14.23          3,939,005         3,876,383

Money Market Portfolio                     490,312                  1.00            490,312           490,312
                                                                                -----------------------------

                                                                                $25,782,695       $25,375,188
                                                                                =============================





                See accompanying notes to financial statements.

                          VARIABLE ANNUITY ACCOUNT ONE
                                       OF
                    FIRST SUNAMERICA LIFE INSURANCE COMPANY

                            STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                               December 31, 1995



                                                              Foreign         Capital                     Natural
                                                           Securities    Appreciation        Growth     Resources
                                                            Portfolio       Portfolio     Portfolio     Portfolio
                                                           ------------------------------------------------------
Investment income:
  Dividends and capital gains distributions                 $  10,170    $    59,147    $   798,843     $  14,704
                                                            -----------------------------------------------------

     Total investment income                                   10,170         59,147        798,843        14,704
                                                            -----------------------------------------------------

Expenses:
  Mortality risk charge                                       (16,317)       (32,903)       (44,745)       (4,232)
  Expense risk charge                                          (6,345)       (12,796)       (17,401)       (1,646)
  Administrative expense charge                                (2,719)        (5,484)        (7,458)         (705)
                                                            -----------------------------------------------------

     Total expenses                                           (25,381)       (51,183)       (69,604)       (6,583)
                                                            -----------------------------------------------------

Net investment income (loss)                                  (15,211)         7,964        729,239         8,121
                                                            -----------------------------------------------------

Realized gains (losses) from securities transactions:
  Proceeds from shares sold                                   715,907      1,220,755      1,160,643       436,916
  Cost of shares sold                                        (686,697)    (1,141,868)    (1,193,045)     (432,080)
                                                            -----------------------------------------------------

Net realized gains (losses) from securities transactions       29,210         78,887        (32,402)        4,836
                                                            -----------------------------------------------------

Net unrealized appreciation/depreciation of investments:
  Beginning of period                                          12,517       (214,878)      (609,105)      (14,771)
  End of period                                               187,767        718,529       (209,961)       31,827
                                                            -----------------------------------------------------

Change in net unrealized appreciation/depreciation
  of investments                                              175,250        933,407        399,144        46,598
                                                            -----------------------------------------------------

Increase in net assets from operations                      $ 189,249    $ 1,020,258    $ 1,095,981     $  59,555
                                                            =====================================================


                                                            Convertible       Strategic
                                                             Securities     Multi-Asset    Multi-Asset
                                                              Portfolio       Portfolio      Portfolio
                                                            ------------------------------------------
Investment income:
  Dividends and capital gains distributions                   $ 139,084       $ 169,930    $   571,020
                                                              ----------------------------------------

     Total investment income                                    139,084         169,930        571,020
                                                              ----------------------------------------

Expenses:
  Mortality risk charge                                         (10,689)         (9,967)       (45,173)
  Expense risk charge                                            (4,157)         (3,876)       (17,567)
  Administrative expense charge                                 ( 1,781)         (1,661)        (7,529)
                                                              ----------------------------------------

     Total expenses                                             (16,627)        (15,504)       (70,269)
                                                              ----------------------------------------

Net investment income (loss)                                    122,457         154,426        500,751
                                                              ----------------------------------------

Realized gains (losses) from securities transactions:
  Proceeds from shares sold                                     363,193         419,113      1,141,117
  Cost of shares sold                                          (403,714)       (458,326)    (1,181,092)
                                                              ----------------------------------------

Net realized gains (losses) from securities transactions        (40,521)        (39,213)       (39,975)
                                                              ----------------------------------------

Net unrealized appreciation/depreciation of investments:
  Beginning of period                                          (182,244)       (175,839)      (669,542)
  End of period                                                (100,197)        (81,109)       (85,064)
                                                              ----------------------------------------

Change in net unrealized appreciation/depreciation
  of investments                                                 82,047          94,730        584,478
                                                              ----------------------------------------

Increase in net assets from operations                        $ 163,983       $ 209,943    $ 1,045,254
                                                              ========================================





                See accompanying notes to financial statements.

                          VARIABLE ANNUITY ACCOUNT ONE
                                       OF
                    FIRST SUNAMERICA LIFE INSURANCE COMPANY

                            STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                               December 31, 1995
                                  (Continued)


                                                                                             Fixed
                                                           High Yield     Target '98        Income
                                                            Portfolio      Portfolio     Portfolio
                                                           ---------------------------------------
Investment income:
  Dividends and capital gains distributions                 $ 151,616     $ 107,672      $  86,273
                                                            --------------------------------------

     Total investment income                                  151,616       107,672         86,273
                                                            --------------------------------------

Expenses:
  Mortality risk charge                                       (12,446)      (10,166)       (10,470)
  Expense risk charge                                          (4,841)       (3,954)        (4,072)
  Administrative expense charge                                (2,075)       (1,694)        (1,745)
                                                            --------------------------------------

     Total expenses                                           (19,362)      (15,814)       (16,287)
                                                            --------------------------------------

Net investment income (loss)                                  132,254        91,858         69,986
                                                            --------------------------------------

Realized gains (losses) from securities transactions:
  Proceeds from shares sold                                   457,376       231,430        562,925
  Cost of shares sold                                        (480,304)     (243,115)      (576,312)
                                                            --------------------------------------

Net realized gains (losses from securities transactions       (22,928)      (11,685)       (13,387)
                                                            --------------------------------------

Net unrealized appreciation/depreciation of investments:
  Beginning of period                                        (150,402)     (123,511)      (137,338)
  End of period                                               (43,117)      (67,230)        (6,560)
                                                            --------------------------------------

Change in net unrealized appreciation/depreciation
  of investments                                              107,285        56,281        130,778
                                                            --------------------------------------

Increase in net assets from operations                      $ 216,611     $ 136,454      $ 187,377
                                                            ======================================

                                                            Government and          Money
                                                              Quality Bond         Market
                                                                 Portfolio      Portfolio          TOTAL
                                                            --------------------------------------------
Investment income:
  Dividends and capital gains distributions                   $    293,514    $    42,859    $ 2,444,832
                                                            --------------------------------------------

     Total investment income                                       293,514         42,859      2,444,832
                                                            --------------------------------------------

Expenses:
  Mortality risk charge                                            (36,168)        (7,037)      (240,313)
  Expense risk charge                                              (14,066)        (2,737)       (93,458)
  Administrative expense charge                                     (6,028)        (1,173)       (40,052)
                                                            --------------------------------------------

     Total expenses                                                (56,262)       (10,947)      (373,823)
                                                            --------------------------------------------

Net investment income (loss)                                       237,252         31,912      2,071,009
                                                            --------------------------------------------

Realized gains (losses) from securities transactions:
  Proceeds from shares sold                                      1,114,817      1,815,197      9,639,389
  Cost of shares sold                                           (1,126,218)    (1,815,197)    (9,737,968)
                                                            --------------------------------------------

Net realized gains (losses from securities transactions            (11,401)             0        (98,579)
                                                            --------------------------------------------

Net unrealized appreciation/depreciation of investments:
  Beginning of period                                             (368,605)             0     (2,633,718)
  End of period                                                     62,622              0        407,507
                                                            --------------------------------------------

Change in net unrealized appreciation/depreciation
  of investments                                                   431,227              0      3,041,225
                                                            --------------------------------------------

Increase in net assets from operations                         $   657,078    $    31,912    $ 5,013,655
                                                            ============================================





                See accompanying notes to financial statements.

                          VARIABLE ANNUITY ACCOUNT ONE
                                       OF
                    FIRST SUNAMERICA LIFE INSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                               December 31, 1995



                                                                   Foreign         Capital                     Natural
                                                                Securities    Appreciation        Growth     Resources
                                                                 Portfolio       Portfolio     Portfolio     Portfolio
                                                                ------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
  Net investment income (loss)                                  $  (15,211)     $    7,964    $  729,239     $   8,121
  Net realized gains (losses) from securities transactions          29,210          78,887       (32,402)        4,836
  Change in net unrealized appreciation/depreciation
    of investments                                                 175,250         933,407       399,144        46,598
                                                                ------------------------------------------------------

  Increase in net assets from operations                           189,249       1,020,258     1,095,981        59,555
                                                                ------------------------------------------------------
From capital transactions:
  Net proceeds from units sold                                      23,722         108,878        95,285        20,164
  Cost of units redeemed                                          (381,388)       (565,025)     (730,635)     (140,816)
  Net transfers                                                    (74,677)       (405,952)     (143,399)     (186,152)
                                                                ------------------------------------------------------

  Increase (decrease) in net assets from capital transactions     (432,343)       (862,099)     (778,749)     (306,804)
                                                                ------------------------------------------------------

Increase (decrease) in net assets                                 (243,094)        158,159       317,232      (247,249)
Net assets at beginning of period                                1,956,590       3,618,724     4,674,405       648,329
                                                                ------------------------------------------------------

Net assets at end of period                                     $1,713,496      $3,776,883    $4,991,637     $ 401,080
                                                                ======================================================


ANALYSIS OF INCREASE (DECREASE) IN UNITS
  OUTSTANDING:
Units sold                                                           1,955           4,288         3,093         1,232
Units redeemed                                                     (30,745)        (23,995)      (22,813)       (8,606)
Units transferred                                                   (6,153)        (15,989)       (4,655)      (12,696)
                                                                ------------------------------------------------------

Increase (decrease) in units outstanding                           (34,943)        (35,696)      (24,375)      (20,070)
Beginning units                                                    165,468         167,384       170,859        43,075
                                                                ------------------------------------------------------

Ending units                                                       130,525         131,688       146,484        23,005
                                                                ======================================================

                                                                Convertible       Strategic
                                                                 Securities     Multi-Asset    Multi-Asset
                                                                  Portfolio       Portfolio      Portfolio
                                                                ------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
  Net investment income (loss)                                   $  122,457      $  154,426     $  500,751
  Net realized gains (losses) from securities transactions          (40,521)        (39,213)       (39,975)
  Change in net unrealized appreciation/depreciation
    of investments                                                   82,047          94,730        584,478
                                                                 -----------------------------------------

  Increase in net assets from operations                            163,983         209,943      1,045,254
                                                                 -----------------------------------------
From capital transactions:
  Net proceeds from units sold                                       24,270          19,142         70,884
  Cost of units redeemed                                           (233,872)       (221,790)      (882,866)
  Net transfers                                                      14,511        (158,795)       (70,567)
                                                                 -----------------------------------------

  Increase (decrease) in net assets from capital transactions      (195,091)       (361,443)      (882,549)
                                                                 -----------------------------------------

Increase (decrease) in net assets                                   (31,108)       (151,500)       162,705
Net assets at beginning of period                                 1,163,624       1,176,715      4,713,303
                                                                 -----------------------------------------

Net assets at end of period                                      $1,132,516      $1,025,215     $4,876,008
                                                                 =========================================


ANALYSIS OF INCREASE (DECREASE) IN UNITS
  OUTSTANDING:
Units sold                                                            1,355           1,145          3,848
Units redeemed                                                      (12,863)        (13,408)       (46,193)
Units transferred                                                       810          (9,498)        (3,830)
                                                                 -----------------------------------------

Increase (decrease) in units outstanding                            (10,698)        (21,761)       (46,175)
Beginning units                                                      69,818          77,616        287,625
                                                                 -----------------------------------------
Ending units                                                         59,120          55,855        241,450
                                                                 =========================================





                See accompanying notes to financial statements.

                          VARIABLE ANNUITY ACCOUNT ONE
                                       OF
                    FIRST SUNAMERICA LIFE INSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                               December 31, 1995
                                  (Continued)


                                                                                                     Fixed
                                                               High Yield     Target '98            Income
                                                                Portfolio      Portfolio         Portfolio
                                                               --------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
  Net investment income (loss)                                 $  132,254     $   91,858        $   69,986
  Net realized gains (losses) from securities transactions        (22,928)       (11,685)          (13,387)
  Change in net unrealized appreciation/depreciation
    of investments                                                107,285         56,281           130,778

  Increase in net assets from operations                          216,611        136,454           187,377
                                                               -------------------------------------------

From capital transactions:
  Net proceeds from units sold                                     27,610            982            16,991
  Cost of units redeemed                                         (271,101)      (141,382)         (506,734)
  Net transfers                                                   (53,225)       131,987              (609)

  Increase (decrease) in net assets from capital transactions    (296,716)        (8,413)         (490,352)

Increase (decrease) in net assets                                 (80,105)       128,041          (302,975)
Net assets at beginning of period                               1,445,995      1,022,664         1,222,923
                                                               -------------------------------------------

Net assets at end of period                                    $1,365,890     $1,150,705        $  919,948
                                                               ===========================================

ANALYSIS OF INCREASE (DECREASE) IN UNITS
  OUTSTANDING:
Units sold                                                          1,412             55               719
Units redeemed                                                    (14,247)        (7,742)          (20,999)
Units transferred                                                  (2,721)         7,418               (26)

Increase (decrease) in units outstanding                          (15,556)          (269)          (20,306)
Beginning units                                                    80,486         61,733            56,430
                                                               -------------------------------------------

Ending units                                                       64,930         61,464            36,124
                                                               ===========================================

                                                               Government and           Money
                                                                 Quality Bond          Market
                                                                    Portfolio       Portfolio          TOTAL
                                                               ---------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
  Net investment income (loss)                                     $  237,252     $    31,912    $ 2,071,009
  Net realized gains (losses) from securities transactions            (11,401)              0        (98,579)
  Change in net unrealized appreciation/depreciation
    of investments                                                    431,227               0      3,041,225

  Increase in net assets from operations                              657,078          31,912      5,013,655
                                                                   -----------------------------------------

From capital transactions:
  Net proceeds from units sold                                         30,918          64,034        502,880
  Cost of units redeemed                                             (508,459)     (1,013,590)    (5,597,658)
  Net transfers                                                      (228,308)      1,157,365        (17,821)
  Increase (decrease) in net assets from capital transactions        (705,849)        207,809     (5,112,599)


Increase (decrease) in net assets                                     (48,771)        239,721        (98,944)
Net assets at beginning of period                                   3,987,776         250,591     25,881,639
                                                                   -----------------------------------------

Net assets at end of period                                        $3,939,005     $   490,312    $25,782,695
                                                                   =========================================

ANALYSIS OF INCREASE (DECREASE) IN UNITS
  OUTSTANDING:
Units sold                                                              1,251           3,896
Units redeemed                                                        (20,400)        (60,633)
Units transferred                                                      (9,240)         70,418

Increase (decrease) in units outstanding                              (28,389)         13,681
Beginning units                                                       176,490          15,560
                                                                   --------------------------

Ending units                                                          148,101          29,241
                                                                   ==========================





                See accompanying notes to financial statements.

                          VARIABLE ANNUITY ACCOUNT ONE
                                       OF
                    FIRST SUNAMERICA LIFE INSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                               December 31, 1994



                                                                      Foreign         Capital                     Natural
                                                                   Securities    Appreciation        Growth     Resources
                                                                    Portfolio       Portfolio     Portfolio     Portfolio
                                                                   -------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
  Net investment income (loss)                                     $  (21,630)     $  289,686    $  643,820      $  4,795
  Net realized gains (losses) from securities transactions             52,615         (15,298)       (7,721)       (9,035)
  Change in net unrealized appreciation/depreciation
    of investments                                                   (117,117)       (410,654)     (935,873)      (54,055)
                                                                   ------------------------------------------------------

  Increase (decrease) in net assets from operations                   (86,132)       (136,266)     (299,774)      (58,295)
                                                                   ------------------------------------------------------

From capital transactions:
  Net proceeds from units sold                                        360,284         813,413       463,119       109,642
  Cost of units redeemed                                             (349,607)       (311,100)     (408,535)      (75,020)
  Net transfers                                                       669,012         720,106      (293,686)      366,592
                                                                   ------------------------------------------------------

  Increase (decrease) in net assets from capital transactions         679,689       1,222,419      (239,102)      401,214
                                                                   ------------------------------------------------------

Increase (decrease) in net assets                                     593,557       1,086,153      (538,876)      342,919
Net assets at beginning of period                                   1,363,033       2,532,571     5,213,281       305,410
                                                                   ------------------------------------------------------

Net assets at end of period                                        $1,956,590      $3,618,724    $4,674,405      $648,329
                                                                   ======================================================


ANALYSIS OF INCREASE (DECREASE) IN UNITS
  OUTSTANDING:
Units sold                                                             29,519          37,502        17,005         7,128
Units redeemed                                                        (28,644)        (14,264)      (14,649)       (4,877)
Units transferred                                                      54,548          33,017       (10,531)       20,609
                                                                   ------------------------------------------------------

Increase (decrease) in units outstanding                               55,423          56,255        (8,176)       22,860
Beginning units                                                       110,045         111,129       179,035        20,215
                                                                   ------------------------------------------------------

Ending units                                                          165,468         167,384       170,859        43,075
                                                                   ======================================================


                                                                   Convertible       Strategic
                                                                    Securities     Multi-Asset    Multi-Asset
                                                                     Portfolio       Portfolio      Portfolio
                                                                   ------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
  Net investment income (loss)                                      $  136,151      $  199,099     $  615,173
  Net realized gains (losses) from securities transactions               6,265         (14,872)       (32,600)
  Change in net unrealized appreciation/depreciation
    of investments                                                    (279,414)       (217,725)      (730,558)
                                                                   ------------------------------------------

  Increase (decrease) in net assets from operations                   (136,998)        (33,498)      (147,985)
                                                                   ------------------------------------------

From capital transactions:
  Net proceeds from units sold                                         216,123         319,023        415,941
  Cost of units redeemed                                               (46,688)        (93,253)      (477,590)
  Net transfers                                                         38,391         472,921       (329,122)
                                                                   ------------------------------------------

  Increase (decrease) in net assets from capital transactions          207,826         698,691       (390,771)
                                                                   ------------------------------------------

Increase (decrease) in net assets                                       70,828         665,193       (538,756)
Net assets at beginning of period                                    1,092,796         511,522      5,252,059
                                                                   ------------------------------------------

Net assets at end of period                                         $1,163,624      $1,176,715     $4,713,303
                                                                   ==========================================


ANALYSIS OF INCREASE (DECREASE) IN UNITS
  OUTSTANDING:
Units sold                                                              11,858          20,678         25,212
Units redeemed                                                          (2,626)         (6,044)       (28,317)
Units transferred                                                        2,159          30,574        (19,950)
                                                                   ------------------------------------------

Increase (decrease) in units outstanding                                11,391          45,207        (23,054)
Beginning units                                                         58,427          32,409        310,679
                                                                   ------------------------------------------

Ending units                                                            69,818          77,616        287,625
                                                                   ==========================================





                See accompanying notes to financial statements.

                          VARIABLE ANNUITY ACCOUNT ONE
                                       OF
                    FIRST SUNAMERICA LIFE INSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                               December 31, 1994
                                  (Continued)


                                                                                                     Fixed
                                                                  High Yield     Target '98         Income
                                                                   Portfolio      Portfolio      Portfolio
                                                                  -----------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
  Net investment income (loss)                                    $  154,049     $   71,527     $   90,911
  Net realized gains (losses) from securities transactions               156         (3,503)       (23,339)
  Change in net unrealized appreciation/depreciation
    of investments                                                  (233,340)      (121,027)      (131,187)
                                                                  ----------------------------------------

  Increase (decrease) in net assets from operations                  (79,135)       (53,003)       (63,615)
                                                                  ----------------------------------------

From capital transactions:
  Net proceeds from units sold                                       393,437        152,035        201,189
  Cost of units redeemed                                             (60,784)       (16,591)       (45,485)
  Net transfers                                                      (10,686)        31,989       (376,330)
                                                                  ----------------------------------------

  Increase (decrease) in net assets from capital transactions        321,967        167,433       (220,626)
                                                                  ----------------------------------------

Increase (decrease) in net assets                                    242,832        114,430       (284,241)
Net assets at beginning of period                                  1,203,163        908,234      1,507,164
                                                                  ----------------------------------------

Net assets at end of period                                       $1,445,995     $1,022,664     $1,222,923
                                                                  ========================================


ANALYSIS OF INCREASE (DECREASE) IN UNITS
  OUTSTANDING:
Units sold                                                            21,290          8,987          9,149
Units redeemed                                                        (3,313)          (980)        (2,068)
Units transferred                                                       (582)         1,890        (17,012)
                                                                  ----------------------------------------

Increase (decrease) in units outstanding                              17,395          9,897         (9,932)
Beginning units                                                       63,091         51,836         66,362
                                                                  ----------------------------------------

Ending units                                                          80,486         61,733         56,430
                                                                  ========================================


                                                                  Government and           Money
                                                                    Quality Bond          Market
                                                                       Portfolio       Portfolio          TOTAL
                                                                  ---------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
  Net investment income (loss)                                       $   241,487     $    14,678   $  2,439,746
  Net realized gains (losses) from securities transactions              (106,865)              0       (154,197)
  Change in net unrealized appreciation/depreciation
    of investments                                                      (357,727)              0     (3,588,677)
                                                                     ------------------------------------------

  Increase (decrease) in net assets from operations                     (223,105)         14,678     (1,303,128)
                                                                     ------------------------------------------

From capital transactions:
  Net proceeds from units sold                                           568,879         563,854      4,576,939
  Cost of units redeemed                                                (471,685)       (623,416)    (2,979,754)
  Net transfers                                                       (1,020,818)     (1,007,854)      (739,485)
                                                                     ------------------------------------------

  Increase (decrease) in net assets from capital transactions           (923,624)     (1,067,416)       857,700
                                                                     ------------------------------------------

Increase (decrease) in net assets                                     (1,146,729)     (1,052,738)     (445,428)
Net assets at beginning of period                                      5,134,505       1,303,329     26,327,067
                                                                     ------------------------------------------

Net assets at end of period                                          $ 3,987,776     $   250,591    $25,881,639
                                                                     ==========================================


ANALYSIS OF INCREASE (DECREASE) IN UNITS
  OUTSTANDING:
Units sold                                                                24,914          35,512
Units redeemed                                                           (20,657)        (39,264)
Units transferred                                                        (45,022)        (63,588)
                                                                     ---------------------------

Increase (decrease) in units outstanding                                 (40,765)        (67,339)
Beginning units                                                          217,255          82,899
                                                                     ---------------------------

Ending units                                                             176,490          15,560
                                                                     ===========================





                See accompanying notes to financial statements.

                          VARIABLE ANNUITY ACCOUNT ONE
                                       OF
                    FIRST SUNAMERICA LIFE INSURANCE COMPANY

                         NOTES TO FINANCIAL STATEMENTS



1.       SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

         Variable Annuity Account One of First SunAmerica Life Insurance Company (the "Separate Account") is a segregated investment account of First SunAmerica Life Insurance Company (the "Company"). The Company is an indirect, wholly owned subsidiary of SunAmerica Inc. The Separate Account is registered as a segregated unit investment trust pursuant to the provisions of the Investment Company Act of 1940, as amended.

         The Separate Account is composed of twelve variable portfolios (the "Variable Accounts"). Each of the Variable Accounts is invested solely in the shares of one of the twelve currently available investment portfolios of the Anchor Series Trust (the "Trust"). The Trust is a diversified, open-end, affiliated investment company, which retains an investment advisor to assist in the investment activities of the Trust. The contractholder may elect to have payments allocated to a guaranteed- interest fund of the Company (the "General Account"), which is not a part of the Separate Account. The financial statements include balances allocated by the contractholder to the twelve Variable Accounts and do not include balances allocated to the General Account.

         The investment objectives and policies of the twelve portfolios of the Trust are summarized below:

         FOREIGN SECURITIES PORTFOLIO seeks long-term capital appreciation. This portfolio invests primarily in a diversified group of equity securities issued by foreign companies and primarily denominated in foreign currencies.

         CAPITAL APPRECIATION PORTFOLIO seeks long-term capital appreciation. This portfolio invests in growth equity securities which are widely diversified by industry and company and may engage in transactions involving stock index futures and options thereon as a hedge against changes in market conditions.

         GROWTH PORTFOLIO seeks long-term capital appreciation. This portfolio invests in growth equity securities and may engage in transactions involving stock index futures and options thereon as a hedge against changes in market conditions.

                          VARIABLE ANNUITY ACCOUNT ONE
                                       OF
                    FIRST SUNAMERICA LIFE INSURANCE COMPANY

                         NOTES TO FINANCIAL STATEMENTS



1.       SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

         NATURAL RESOURCES PORTFOLIO seeks a total return in excess of the U.S. rate of inflation as represented by the Consumer Price Index. This portfolio invests primarily in equity securities of U.S. or foreign companies which are expected to provide favorable returns in periods of rising inflation. This portfolio may also engage in transactions involving stock index futures contracts and options thereon, and transactions involving the future delivery of fixed-income securities ("Financial Futures Contracts") and options thereon as a hedge against changes in market conditions.

         CONVERTIBLE SECURITIES PORTFOLIO seeks to provide high current income and long-term capital appreciation. This portfolio invests primarily in a variety of securities convertible into common stock which are issued by publicly held corporations. This portfolio may also engage in transactions involving Financial Futures Contracts and options thereon as a hedge against changes in market conditions.

         STRATEGIC MULTI-ASSET PORTFOLIO seeks high long-term total investment return. This portfolio invests in growth equity securities, aggressive growth equity securities, investment grade bonds, high-yield, high-risk bonds, international equity securities and money market instruments. This portfolio may also engage in transactions involving stock index futures contracts and options thereon, and Financial Futures Contracts and options thereon as a hedge against changes in market conditions.

         MULTI-ASSET PORTFOLIO seeks long-term total investment return consistent with moderate investment risk. This portfolio invests in growth equity securities, convertible securities, investment grade fixed-income securities and money market securities. This portfolio may also engage in transactions involving stock index futures contracts and options thereon, and Financial Futures Contracts and options thereon as a hedge against changes in market conditions.

         HIGH YIELD PORTFOLIO seeks high current income. A secondary investment objective is capital appreciation. This portfolio invests at least 65% of its assets in high-yielding, high-risk, income-producing corporate bonds, which generally carry ratings lower than those assigned to investment grade bonds by Moody's Investors Service, Inc. ("Moody's") or Standard & Poor's Corporation ("S&P"), or which are unrated. This portfolio may also engage in transactions involving Financial Futures Contracts and options thereon as a hedge against changes in market conditions.

                          VARIABLE ANNUITY ACCOUNT ONE
                                       OF
                    FIRST SUNAMERICA LIFE INSURANCE COMPANY

                         NOTES TO FINANCIAL STATEMENTS



1.       SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

         TARGET '98 PORTFOLIO seeks a predictable compounded investment return for the specified time period, consistent with preservation of capital. This portfolio invests primarily in zero coupon securities and current, interest-bearing, investment grade debt obligations which are issued by the U.S. Government, its agencies and instrumentalities, and both domestic and foreign corporations.

         FIXED INCOME PORTFOLIO seeks a high level of current income consistent with preservation of capital. This portfolio invests primarily in investment grade, fixed- income securities and may engage in Financial Futures Contracts and options thereon as a hedge against changes in market conditions.

         GOVERNMENT AND QUALITY BOND PORTFOLIO seeks relatively high current income, liquidity and security of principal. This portfolio invests in obligations issued, guaranteed or insured by the U.S. Government, its agencies or instrumentalities and in corporate debt securities rated Aa or better by Moody's or AA or better by S&P.

         MONEY MARKET PORTFOLIO seeks current income consistent with stability of principal through investment in a diversified portfolio of money market instruments maturing in 397 days or less. The portfolio will maintain a dollar-weighted average portfolio maturity of not more than 90 days.

         Investments in the variable portfolios of the Trust are valued at the net asset value of the shares of the designated portfolio of the Trust. Securities transactions are valued on the date the securities are purchased or sold. Dividends and capital gains distributions are recorded when received. Realized gains and losses on the sale of investments in the Trust are recognized at the date of sale and are determined on an average cost basis.

         Accumulation unit values are computed daily based on the total net assets of the Variable Accounts.

                          VARIABLE ANNUITY ACCOUNT ONE
                                       OF
                    FIRST SUNAMERICA LIFE INSURANCE COMPANY

                         NOTES TO FINANCIAL STATEMENTS



2.       CHARGES AND DEDUCTIONS

         Charges and deductions are applied against the current value of the Separate Account and are paid as follows:

         WITHDRAWAL CHARGE: The contract value may be withdrawn at any time during the accumulation period. There is a free withdrawal amount for the first withdrawal during a contract year after the first contract year. The free withdrawal amount is equal to 10% of aggregate purchase payments that have not previously been withdrawn. Should a withdrawal exceed the free withdrawal amount, a withdrawal charge, in certain circumstances, is imposed and paid to the Company.

         Withdrawal charges vary in amount depending upon the contract year in which the purchase payment being withdrawn was made. The withdrawal charge is deducted from the remaining contract value so that the actual reduction in contract value as a result of the withdrawal will be greater than the withdrawal amount requested and paid. For purposes of determining the withdrawal charge, withdrawals will be allocated to purchase payments on a first-in, first-out basis so that all withdrawals are allocated to purchase payments to which the lowest (if any) withdrawal charge applies.

         Any amount withdrawn which exceeds a free withdrawal may be subject to a withdrawal charge in accordance with the withdrawal charge table shown below:


                      Contribution                 Applicable Withdrawal
                         Year                        Charge Percentage
                    --------------                ----------------------
                    First                                 5%
                    Second                                4%
                    Third                                 3%
                    Fourth                                2%
                    Fifth                                 1%
                    Sixth and later                       0%

                          VARIABLE ANNUITY ACCOUNT ONE
                                       OF
                    FIRST SUNAMERICA LIFE INSURANCE COMPANY

                         NOTES TO FINANCIAL STATEMENTS



2.       CHARGES AND DEDUCTIONS (continued)

         ANNUITY CHARGE: Contractholders may elect a lump sum payment or one of three annuity options. Option 1 provides a life income with installments guaranteed, Option 2 provides a joint and survivor annuity, and Option 3 provides income for a specified period. No annuity charge is assessed if Option 1 or Option 2 is elected. If a contractholder elects Option 3, an annuity charge equal to the withdrawal charge if the contract were surrendered may be applied. No annuity charge will be assessed if Option 3 is elected by a beneficiary under the death benefit.

         RECORDS MAINTENANCE CHARGE: An annual records maintenance charge of $30 is charged against each contract, which reimburses the Company for expenses incurred in establishing and maintaining records relating to a contract. The records maintenance charge will be assessed each contract year on the anniversary of the issue date of the contract. In the event that a total surrender of contract value is made, the charge will be assessed as of the date of surrender without proration.

         TRANSFER FEE: A transfer fee of $25 per transaction is assessed on each transfer of funds in excess of fifteen transactions within a contract year or if a transfer is made within 30 days of the issue date of the contract.

         MORTALITY RISK CHARGE: The Company deducts a mortality risk charge as compensation for the mortality risk assumed by virtue of its contractual obligations to make annuity payments after the contract has annuitized for the life of the annuitant, to waive the withdrawal charge in the event of the death of the annuitant and to provide a death benefit prior to annuitization. As compensation for this, the Company deducts an amount, computed on a daily basis, which is equal to an annual rate of 0.90% of the net asset value of each portfolio.

         EXPENSE RISK CHARGE: The Company guarantees that the records maintenance and administrative expense charges will not increase, regardless of actual expenses. As compensation for this guarantee, the Company deducts an amount, computed on a daily basis, which is equal to an annual rate of 0.35% of the net asset value of each portfolio.

                          VARIABLE ANNUITY ACCOUNT ONE
                                       OF
                    FIRST SUNAMERICA LIFE INSURANCE COMPANY

                         NOTES TO FINANCIAL STATEMENTS



2.       CHARGES AND DEDUCTIONS (continued)

         ADMINISTRATIVE EXPENSE CHARGE: The Company deducts an administrative expense charge which is designed to compensate the Company for assuming the risk that the administrative expenses will exceed the revenues from the records maintenance charge. As compensation for assuming this risk, the Company deducts an amount, computed on a daily basis, which is equal to 0.15% of the net asset value of the each portfolio.

         SEPARATE ACCOUNT INCOME TAXES: The Company currently does not maintain a provision for taxes, but has reserved the right to establish such a provision for taxes in the future if it determines, in its sole discretion, that it will incur a tax as a result of the operation of the Separate Account.


3.       INVESTMENT IN THE TRUST

         The aggregate cost of the Trust's shares acquired and the aggregate proceeds of shares sold for the year ended December 31, 1995 consist of the following:


                                                     Cost of Shares           Proceeds from
         Variable Accounts                                 Acquired             Shares Sold
         ---------------------------------          ---------------         ---------------
         Foreign Securities Portfolio                    $  268,351              $  715,907
         Capital Appreciation Portfolio                     366,621               1,220,755
         Growth Portfolio                                 1,111,133               1,160,643
         Natural Resources Portfolio                        138,233                 436,916
         Convertible Securities Portfolio                   290,558                 363,193
         Strategic Multi-Asset Portfolio                    212,095                 419,113
         Multi-Asset Portfolio                              759,320               1,141,117
         High Yield Portfolio                               292,914                 457,376
         Target '98 Portfolio                               314,876                 231,430
         Fixed Income Portfolio                             142,559                 562,925
         Government and Quality Bond
           Portfolio                                        646,219               1,114,817
         Money Market Portfolio                           2,054,918               1,815,197
                                                         ==========              ==========

                          VARIABLE ANNUITY ACCOUNT ONE
                                       OF
                    FIRST SUNAMERICA LIFE INSURANCE COMPANY

                         NOTES TO FINANCIAL STATEMENTS



4.       FEDERAL INCOME TAXES

         The Company qualifies for federal income tax treatment granted to life insurance companies under subchapter L of the Internal Revenue Service Code (the "Code"). The operations of the Separate Account are part of the total operations of the Company and are not taxed separately. The Separate Account is not treated as a regulated investment company under the Code.

5.       SUBSEQUENT EVENT

         The decision has been made to change the name of the Convertible Securities Portfolio to the Growth and Income Portfolio, with revised investment objectives of high current income and long-term capital appreciation through investment in securities of issuers that have the potential for growth and offer income. The revised portfolio may also enter into forward currency contracts and contracts on financial futures or stock index futures, or options thereon, as a hedge against changes in market conditions. These changes will become effective February 29, 1996.


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